                              THE COMMERCE FUNDS

                            LETTER TO SHAREHOLDERS


Dear Shareholders:

  We are pleased to provide you this inaugural annual report for The Commerce Funds family. The months since the December 12, 1994 inception for most of the funds have provided excellent financial market returns compared with other such periods this century. Realization, among market participants, that inflation remains in check around the world provided the spark to ignite an increased appetite for financial assets.

  Our longer term outlook remains positive and, in large measure, is more hopeful than a year ago. The renewed focus of our government on the key themes of incentives for saving and enhanced productivity, while assuring fairness for future generations, bodes well for the years ahead.

  Each of The Commerce Funds is highlighted in the pages that follow. We welcome your consideration and comment. We are most pleased to have you as a shareholder.

Short-Term Government Fund

  This fund had a total return since inception (December 12, 1994) through October 31, 1995 of 10.72% based on net asset value ("NAV") versus the Lipper Short U.S. Government Funds Index return of 9.72% and the Salomon Brothers 1-5 Year Treasury/Government Sponsored Index return of 10.82%. The fund distributed $1.06 per share from net investment income during the period. A longer average maturity and duration than its peers enabled the fund to produce its favorable investment performance.

  In January 1995, the average maturity structure of this portfolio was lengthened to take advantage of the Commerce Investment Management Group's projection of a declining interest rate environment. As short-term rates approached 8%, the economy did indeed slow relative to its torrid fourth-quarter 1994 pace. This slowdown reduced investor inflationary expectations, which resulted in a dramatic bond rally as the year progressed. The fund remains well positioned to take advantage of further potential declines in interest rates.

  Investments have been concentrated primarily in various U.S. Government Agency debentures that offer slightly higher yields than Treasury Bonds.

Bond Fund

  This fund had a total return since inception (December 12, 1994) through October 31, 1995 of 15.59% based on NAV versus the Lipper Intermediate Investment Grade Debt Funds Index return of 13.64% and the Lehman Brothers Aggregate Bond Index return of 15.42%. The fund distributed $1.12 per share from net investment income during the period. The fund's positive relative return was largely attributable to its longer average maturity and duration relative to its peers.

  In January 1995, the average maturity structure of this portfolio was lengthened by buying long-maturity U.S. Treasury securities to take advantage of the Commerce Investment Management Group's projection of a declining interest rate environment. In addition, investments were made in seasoned U.S. Government Agency Pass-Through securities that have outperformed the mortgage component of the Lehman Brothers Aggregate Bond Index. As the year progressed, duration and maturity were maintained, despite the fall in rates, with purchases concentrated in the 10-year sector of the yield curve. We've also upgraded the portfolio's overall weighted average quality from high AA to a solid AAA to protect against what appears to be the end of a long expansion and the beginning of a modest decline in corporate credit quality. Going forward, the fund remains well positioned to take advantage of a continued bond market rally.

Balanced Fund

  This fund had a total return since inception (December 12, 1994) through October 31, 1995, based on NAV, of 26.14% versus the Lipper Balanced Funds Index return of 21.39% and a return of 25.77% based on a composite of the S&P 500 Index with Income ("S&P 500") (weighted at 60%) and the Lehman Brothers Aggregate Bond Index (weighted at 40%). The fund was able to combine the successful investment strategies of fixed income securities and aggressive growth and growth stocks to create a well-constructed portfolio. The fund made two asset allocation shifts in the year, both increasing the equity allocation. The equity allocation target increased from 42% to 48% in March, from 48% to 60% in April and from 60% to 66% in November.

                              THE COMMERCE FUNDS

Growth Fund

  This fund had a total return based on NAV of 38.06% from inception (December 12, 1994) through October 31, 1995. This compares with a 33.06% return for the S&P 500 and a 32.69% return for the Lipper Growth Funds Index.

  Since the fund's inception, the market has achieved one new high after another with only minor corrections along the way. We attribute much of the market's success to a strong corporate earnings environment, declining interest rates and heavy cash inflows into stock mutual funds.

  The favorable earnings environment was most evident in the technology sector. Technology stocks surpassed even optimistic earnings assumptions quarter after quarter. Positive earnings surprises translated into superior performance, as many technology issues increased over 50% and some over 100%. The fund has overweighted the technology sector all year, but did trim some positions late in the summer.

  Financial issues also posted strong gains this year. Falling interest rates, a consolidating banking sector, increased credit card spending and investment flows into mutual fund companies accounted for the outperformance. The fund's strongest issues were Green Tree Financial Corp. and Clayton Homes, Inc.

  Growth stocks, in general, posted a solid performance year in 1995. The fund ended the year with a balanced and diversified portfolio roughly comparable with the major economic sectors of the S&P 500.

Aggressive Growth Fund

  From the inception date of December 12, 1994, through October 31, 1995, this fund gained a total return of 40.56% based on NAV. This compares with a return of 31.16% for the S&P Mid Cap 400 Index with Income and a 35.58% return for the Lipper Mid Cap Funds Index.

  The financial markets have been driven higher this year by a powerful combination of declining interest rates, strong corporate earnings and positive mutual fund cash flows. The best performing sectors of the equity markets were those that benefit most from the strong capital spending cycle (technology, business services and certain equipment manufacturers). Conspicuously lagging in performance were sectors tied to discretionary spending by consumers (restaurant and retail outlets).

  The better relative performance of this fund versus the benchmark was due primarily to our investment strategy of focusing research efforts on only those companies exhibiting significant improvements in their economic fortunes. This discipline led our analysts to recommend companies in the strongest performing sectors of the market. These included computer software (American Management Systems, Inc. and Parametric Technology Corp.), medical device suppliers (Cordis Corp. and Invacare Corp.), telecom equipment suppliers (ADC Telecommunications, Inc. and ECI Telecommunications Ltd.) and financial services companies (Synovus Financial Corp. and Fair Isaac & Co., Inc.)

  Little has changed on the economic landscape to alter our long-term view, first mentioned in our semiannual report, that focuses on the productive side of the economy over the consumptive side. Slowing corporate profit growth will most likely steer investor preference to companies whose economic fortunes are somewhat self-determined. With a clear focus on growth companies, we believe we are well positioned to benefit from this shift.

International Equity Fund

  Based on NAV, this fund provided a total return of 3.73% from inception (December 12, 1994) through October 31, 1995. This compares with a return of 7.10% for the Lipper International Funds Index for the same time period. For the period January 1, 1995 to October 31, 1995 (return available only monthly), the Morgan Stanley Gross EAFE Index had a return of 4.28%.

  With few exceptions, international markets performed reasonably well over the past six months. Performance was best in the United Kingdom and the European markets, with the exception of France and Italy. The emerging market areas were more mixed, both for the Far East and Latin America. Japan showed modest improvement following actions to increase liquidity and stimulate economic activity. For dollar based investors, however, the strength of the currency had the effect of offsetting much of the price appreciation. This was particularly true with regard to Japan, which accounts for most of the weak showing of the EAFE Index.

                              THE COMMERCE FUNDS

  Many markets were buffeted by problems late in the period. Currency turmoil relating to the proposed European Monetary Union resulted in sharp declines in many European markets in October. Renewed concerns about the future of the Mexican economy roiled the Latin American markets as well. On the other hand, the prospect for lower interest rates around the world and continued economic growth in 1996 suggest a positive backdrop for the coming six to twelve months.

  The Commerce International Equity Fund has doubled its assets under management over the past six months and is now fully diversified. The absolute commitment to the United Kingdom and Europe remains high at approximately 50%. Japan continues to be the largest single country commitment, but at 22% remains underweighted by approximately half its representation within the EAFE Index. The fund has effectively "hedged" its yen exposure by concentrating on export-sensitive companies that benefit from a weaker yen. Emerging markets, which are not represented in the EAFE Index, account for about 7% of the fund. Consumer goods and services remains the largest sector commitment in the portfolio.
Going forward, assets will be reallocated away from Europe toward markets in the Far East and Latin America.

Tax-Exempt Market

  Low inflation and a moderate growth environment overcame tax reform and municipal finance concerns to produce good tax-exempt market returns in the period ending October 31, 1995. Early in 1995, there was fear that the leveraging practices that led to the Orange County, California bankruptcy and default may have been widespread. This concern proved to be unfounded except in a few instances that were quickly identified and worked out without major incident. In the sense that the default highlighted just how conservatively most public entities invest their funds, it may actually have had a positive impact. The question of tax reform remains. It seems to have had its largest effect on the market over the summer months, but we expect that the upcoming presidential campaign will again focus attention on the issue of a "flat tax." By positioning the portfolios' average maturity at six to seven years, well short of the industry norm, we have taken steps to protect shareholder value should the debate impact tax-exempt bond prices. Meanwhile, the economic growth of the past year has resulted in increased revenues to state, county and city governments. This has improved their fiscal condition such that tax rates have been reduced in a number of states. The rating agencies have recognized this trend and responded with upgrades far exceeding downgrades in both number and dollars outstanding.

National Tax-Free Bond Fund

  Since the fund's inception on February 21, 1995, its NAV increased 3.0% to its October 31, 1995 value of $18.54. Distributions from inception to October 31 of $0.54 per share brought the total return based on NAV to 6.06%, while the Lipper General Municipal Debt Funds Index and the Merrill Lynch Municipal Intermediate Index had returns of 7.83% and 7.65%, respectively. The lack of supply that was a factor earlier in the year has abated somewhat since July. We continue to emphasize high quality issuers in regions with favorable long-term trends.

Missouri Tax-Free Bond Fund

  This fund's increase in NAV to $18.40, coupled with the per share distribution of $0.57, resulted in a total return based on NAV of 5.45% from inception (February 21, 1995) to October 31, 1995. The Lipper General Municipal Debt Funds Index and the Merrill Lynch Municipal Intermediate Index earned returns of 7.83% and 7.65%, respectively, for the same time period. A new program that intercepts state aid to school districts and routes it directly to the bond paying agent promises to improve the supply of investment quality bonds in Missouri. This may improve yields and allow greater diversification of holdings.

  In conclusion, we appreciate your support and look forward to helping you meet your investment objectives.

Sincerely,

/s/Peter F. Mackie
Peter F. Mackie
Executive Vice President
Commerce Bank, N.A.
December 1, 1995

Total return figures include expense waivers and reimbursements. Without such waivers and reimbursements, total return would be reduced.

                              THE COMMERCE FUNDS

                            PERFORMANCE COMPARISON


In accordance with the requirements of the Securities and Exchange Commission, the following data is supplied for the periods ended October 31, 1995. Each of the following Commerce Fund's performance, based on an initial investment of $10,000 (assuming both the maximum sales charge of 3.50% and no sales charge) is compared to the following:

                      Fund                                                                       Compare to:
--------------------------------------------------------------          ------------------------------------------------------------

Short-Term Government Fund ("ST Gov't"):                                The Salomon Brothers 1-5 Year Treasury/Government Spon-
                                                                        sored Index ("Salomon Bros. Treas./Gov't") and the Lipper
                                                                        Short US Government ("Gov't") Funds Index.

Bond Fund ("Bond"):                                                     The Lehman Brothers Aggregate Bond Index ("Lehman Agg Bond
                                                                        Index") and the Lipper Intermediate Investment Grade Debt
                                                                        Funds Index ("Lipper Interm Debt Funds Index").

Balanced Fund ("Balanced"):                                             The composite of the Standard & Poor's 500 Index with
                                                                        Income (weighted at 60%) and the Lehman Brothers Aggregate
                                                                        Bond Index (weighted at 40%) ("Combined S&P 500 and Lehman
                                                                        Bond Index") and the Lipper Balanced Funds Index.

Growth Fund ("Growth"):                                                 The S&P 500 with Income ("S&P 500") and the Lipper Growth
                                                                        Funds Index.

Aggressive Growth Fund ("Agg Growth"):                                  The S&P Mid Cap 400 Index with Income ("S&P Mid Cap 400")
                                                                        and the Lipper Mid Cap Funds Index.

International Equity Fund ("Int'l Equity"):                             The Morgan Stanley Gross Europe Asia Far East Index
                                                                        ("Morgan Stanley Gross EAFE") and the Lipper International
                                                                        ("Int'l") Funds Index.

National Tax-Free Bond Fund ("Nat'l Tax-Free"):                         The Merrill Lynch Municipal Intermediate Index ("Merrill
                                                                        Lynch Muni Interm Index") and the Lipper General Municipal
                                                                        Debt Funds Index ("Lipper General Muni Debt Funds Index").

Missouri Tax-Free Bond Fund ("Missouri Tax-Free"):                      The Merrill Lynch Muni Interm Index and the Lipper General
                                                                        Muni Debt Funds Index.

All performance data shown represents past performance and should not be considered indicative of future performance which will fluctuate as market conditions change. The investment return and principal value of an investment will fluctuate with changes in market conditions so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                              THE COMMERCE FUNDS

                [SHORT-TERM GOVERNMENT FUND GRAPH APPEARS HERE]

Short-Term Government Fund
--------------------------
                        ST Gov't            ST Gov't        Salomon Bros.    Lipper Short US
                    (no sales charge)   (w/sales charge)     Treas/Gov't    Gov't Funds Index
                    -----------------   ----------------    -------------   ------------------
12/12/94                $10,000               $9,650           $10,000           $10,000
10/31/95                $11,072              $10,684           $11,082           $10,972

                                                                     Aggregate Total Return
                                                                       Since Inception (a)
                                                                     ----------------------
ST Gov't (no sales charge)                                                   10.72%
ST Gov't (w/sales charge)                                                     6.86%


                      [BALANCED FUND GRAPH APPEARS HERE]

Balanced Fund
-------------
                        Balanced            Balanced          Combined S&P 500      Lipper Balanced
                    (no sales charge)   (w/sales charge)    and Lehman Bond Index     Funds Index
                    -----------------   ----------------    ---------------------   ---------------
12/12/94                 $10,000             $9,650               $10,000               $10,000
10/31/95                 $12,614            $12,173               $12,577               $12,139

                                                                            Aggregate Total Return
                                                                              Since Inception (a)
                                                                            ----------------------
Balanced (no sales charge)                                                           26.14%
Balanced (w/sales charge)                                                            21.74%

                        [BOND FUND GRAPH APPEARS HERE]

Bond Fund
---------
                           Bond               Bond          Lehman Agg      Lipper Interm
                    (no sales charge)   (w/sales charge)    Bond Index     Debt Funds Index
                    -----------------   ----------------    ----------     ----------------
12/12/94                 $10,000             $9,650           $10,000           $10,000
10/31/95                 $11,559            $11,154           $11,542           $11,364

                                                                     Aggregate Total Return
                                                                       Since Inception (a)
                                                                     ----------------------
Bond (no sales charge)                                                       15.59%
Bond (w/sales charge)                                                        11.56%

                       [GROWTH FUND GRAPH APPEARS HERE]

Growth Fund
-----------
                          Growth             Growth                       Lipper Growth
                    (no sales charge)   (w/sales charge)     S&P 500       Funds Index
                    -----------------   ----------------     -------      -------------
12/12/94                 $10,000             $9,650          $10,000          $10,000
10/31/95                 $13,806            $13,323          $13,306          $13,269

                                                                 Aggregate Total Return
                                                                   Since Inception (a)
                                                                 ----------------------
Growth (no sales charge)                                                  38.06%
Growth (w/sales charge)                                                   33.25%

Past performance is not predictive of future performance.

                              THE COMMERCE FUNDS

                  [AGGRESSIVE GROWTH FUND GRAPH APPEARS HERE]

Aggressive Growth Fund
----------------------
                        Agg Growth         Agg  Growth                          Lipper Mid Cap
                    (no sales charge)   (w/sales charge)     S&P Mid Cap 400      Funds Index
                    -----------------   ----------------     ---------------    --------------
12/12/94                 $10,000             $9,650              $10,000            $10,000
10/31/95                 $14,056            $13,564              $13,116            $13,558

                                                                       Aggregate Total Return
                                                                         Since Inception (a)
                                                                       ----------------------
Agg Growth (no sales charge)                                                   40.56%
Agg Growth (w/sales charge)                                                    35.66%


                  [NATIONAL TAX-FREE BOND FUND APPEARS HERE]

National Tax-Free Bond Fund
---------------------------

                     Nat'l Tax-Free      Nat'l Tax-Free     Merrill Lynch Muni    Lipper General Muni
                    (no sales charge)   (w/sales charge)       Interm Index       Debt Funds Index
                    -----------------   ----------------    ------------------    -------------------
 2/21/95                 $10,000             $9,650               $10,000             $10,000
10/31/95                 $10,606            $10,235               $10,765             $10,783

                                                                            Aggregate Total Return
                                                                              Since Inception (c)
                                                                            ----------------------
Nat'l Tax-Free (no sales charge)                                                     6.06%
Nat'l Tax-Free (w/sales charge)                                                      2.37%


                [INTERNATIONAL EQUITY FUND GRAPH APPEARS HERE]

International Equity Fund
-------------------------

                       Int'l Equity       Int'l Equity       Morgan Stanley     Lipper Int'l
                    (no sales charge)   (w/sales charge)       Gross EAFE        Funds Index
                    -----------------   ----------------     --------------     ------------
  1/1/95(b)              $10,000             $9,650             $10,000            $10,000
10/31/95                 $10,264             $9,905             $10,428            $10,584

                                                                     Aggregate Total Return
                                                                       Since Inception (a)
                                                                     ----------------------
Int'l Equity (no sales charge)                                               3.73%
Int'l Equity (w/sales charge)                                                0.11%

               [MISSOURI TAX-FREE BOND FUND GRAPH APPEARS HERE]

Missouri Tax-Free Bond Fund
---------------------------

                    Missouri Tax-Free   Missouri Tax-Free    Merrill Lynch Muni     Lipper General Muni
                    (no sales charge)   (w/sales charge)        Interm Index        Debt Funds Index
                    -----------------   ----------------     ------------------     -------------------
 2/21/95                 $10,000             $9,650                $10,000               $10,000
10/31/95                 $10,545            $10,176                $10,765               $10,783

                                                                            Aggregate Total Return
                                                                              Since Inception (c)
                                                                            ----------------------
Missouri Tax-Free (no sales charge)                                                   5.45%
Missouri Tax-Free (w/sales charge)                                                    1.77%

(a)  Commencement of operations was on December 12, 1994.
(b) For comparative purposes, initial investments are assumed to be made on the first day of the month following the International Equity Fund's inception.
(c)  Commencement of operations was on February 21, 1995.

                         INDEPENDENT AUDITORS' REPORT


The Trustees and Shareholders of
The Commerce Funds

We have audited the accompanying statements of assets and liabilities of Short-Term Government Fund, Bond Fund, Balanced Fund, Growth Fund, Aggressive Growth Fund, International Equity Fund, National Tax-Free Bond Fund and Missouri Tax-Free Bond Fund, portfolios of The Commerce Funds, (collectively The Commerce Funds) including the statements of investments, as of October 31, 1995, the related statements of operations, statements of changes in net assets and financial highlights for the period from December 12, 1994, commencement of operations, to October 31, 1995 (period from February 21, 1995, commencement of operations, to October 31, 1995 for National Tax-Free Bond Fund and Missouri Tax-Free Bond Fund). These financial statements and financial highlights are the responsibility of The Commerce Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Commerce Funds as of October 31, 1995, the results of their operations, the changes in their net assets and the financial highlights for the periods specified in the first paragraph above, in conformity with generally accepted accounting principles.

                                            KPMG Peat Marwick LLP


Kansas City, Missouri
December 8, 1995

                              THE COMMERCE FUNDS

                           STATEMENT OF INVESTMENTS

                          SHORT-TERM GOVERNMENT FUND
                               October 31, 1995

 Principal     Interest    Maturity
  Amount         Rate        Date          Value
----------    ----------  ----------    -----------
       U.S. Government Agency Obligations--71.4%
  Federal Agriculture Mortgage Corp.
$  500,000      6.69%      02/10/00     $   512,340
  Federal Farm Credit Bank
 1,000,000      7.17       04/03/00       1,042,720
  Federal Home Loan Bank
   530,000      7.13       03/27/00         553,023
 1,000,000      6.63       08/28/01       1,028,230
   965,000      7.56       02/27/02       1,035,715
  Federal Home Loan Mortgage Corp.
 1,000,000      7.93       01/20/98       1,043,590
 1,000,000      7.82       01/27/98       1,041,410
 1,000,000      6.52       08/25/00       1,019,690
  Federal Land Bank
 1,000,000      7.35       01/20/97       1,018,280
  Federal National Mortgage Assn.
 1,000,000      9.20       09/11/00       1,132,340
  Israel Aid Series 5A
 2,000,000      7.75       11/15/99       2,125,500
  Tennessee Valley Authority 1989,
    Series D
 2,000,000      8.38       10/01/99       2,164,680
  U.S. Department of Housing & Urban
    Development Series 1995-A
   650,000      8.15       08/01/00         705,478
                                        -----------
          Total U.S. Government
           Agency Obligations
           (cost $13,891,127)........   $14,422,996
                                        -----------
     U.S. Treasury Obligations--12.4%
  United States Treasury Notes
$1,000,000      7.25%      11/30/96     $ 1,016,560
 1,000,000      4.75       02/15/97         988,750
   500,000      5.63       08/31/97         499,920
                                        -----------
          Total U.S. Treasury
            Obligations
            (cost $2,504,375)........   $ 2,505,230
                                        -----------
         Repurchase Agreements--12.4%
  State Street Bank & Trust Company,
    dated 10/31/95, repurchase price
    $2,509,383 (U.S. Treasury Note:
    $2,562,320, 7.13%, 02/29/00)
$2,509,000      5.50%      11/01/95     $ 2,509,000
                                        -----------
          Total Repurchase
            Agreements
            (cost $2,509,000)........   $ 2,509,000
                                        -----------
          Total Investments
            (cost $18,904,502/(a)/)..   $19,437,226
                                        ===========
---------------------------------------------------
Federal Income Tax Information:
  Gross unrealized gain for
    investments in which value
    exceeds cost.....................   $   535,945
  Gross unrealized loss for
    investments in which cost
    exceeds value....................        (3,221)
                                        -----------
Net unrealized gain..................   $   532,724
                                        ===========
---------------------------------------------------

/(a)/The cost stated also represents aggregate cost for income tax purposes.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.


  The accompanying notes are an integral part of these financial statements.

                              THE COMMERCE FUNDS

                           STATEMENT OF INVESTMENTS

                                   BOND FUND
                               October 31, 1995

 Principal     Interest    Maturity
  Amount         Rate        Date        Value
----------    ----------  ----------  -----------
          Asset-Backed Securities--28.3%
CREDIT CARD--13.6%
  American Express Master Trust
    Series 1994-3, Class A
$2,000,000       7.85%      08/15/05  $ 2,161,860
  Choice Credit Card Master Trust
    Series 1992, Class 2B
 2,000,000       7.20       04/15/99    2,054,800
  Discover Card Master Trust Series
    1993-3, Class A
 2,000,000       6.20       11/15/03    1,961,240
  MBNA Master Credit Card Trust
    Series 1995-C, Class A
 2,000,000       6.45       02/15/08    2,001,240
  Standard Credit Card Master Trust
    Series 1993-2, Class A
 2,000,000       5.95       10/07/04    1,926,200
  Standard Credit Card Master Trust
    Series 1995-1, Class A
 2,000,000       8.25       01/07/07    2,213,260
  Standard Credit Card Master Trust
    Series 1995-1, Class B
 1,000,000       8.45       01/07/07    1,110,730
                                      -----------
                                      $13,429,330
                                      -----------
HOME EQUITY--4.4%
  Advanta Mortgage Loan Trust
    Series 1994-4, Class A2
$4,000,000       8.92%      01/25/26  $ 4,275,040
                                      -----------
MANUFACTURED HOUSING--10.3%
  Green Tree Financial Corp.
    Series 1993-4, Class A4
$2,000,000       6.60%      01/15/19  $ 1,991,240
  Green Tree Financial Corp.
    Series 1993-4, Class A5
 4,000,000       7.05       01/15/19    3,961,240
  Green Tree Financial Corp.
    Series 1994-2, Class A
 4,000,000       7.90%      05/15/19    4,231,240
                                      -----------
                                      $10,183,720
                                      -----------
             Total Asset-Backed
               Securities
               (cost $26,082,884)...  $27,888,090
                                      -----------
            Corporate Obligations--21.9%
FINANCIAL--15.1%
  Bankamerica Corp.
$2,000,000       6.88%      06/01/03  $ 2,022,320
  Chemical Bank
 2,000,000       6.70       08/15/08    1,963,820
  Chubb Capital Corp.
 2,000,000       6.00       02/01/98    1,996,760
  CIT Group Holdings, Inc.
 1,000,000       5.63       04/01/98      987,580
  General Motors Acceptance Corp.
 2,000,000       6.63       10/15/05    1,973,900
  Morgan Stanley Group, Inc.
 2,000,000       6.75       03/04/03    1,998,180
  PNC Funding Corp.
 2,000,000       6.13       09/01/03    1,899,840
  Smith Barney Holdings, Inc.
 2,000,000       6.63       06/01/00    2,012,320
                                      -----------
                                      $14,854,720
                                      -----------
INDUSTRIAL--3.7%
  Pepsico, Inc.
$1,000,000       7.75%      10/01/98  $ 1,041,090
  Phillip Morris Companies, Inc.
   500,000       9.45       11/19/97      530,575
  Shell Oil Co.
 1,000,000       6.95       12/15/98    1,026,060
  Union Pacific Railroad Corp.
 1,000,000       6.44       01/15/98    1,006,320
                                      -----------
                                      $ 3,604,045
                                      -----------
UTILITIES--3.1%
  Duke Power Corp.
$1,000,000       7.37%      02/02/04  $ 1,053,610

  The accompanying notes are an integral part of these financial statements.

                              THE COMMERCE FUNDS

                           STATEMENT OF INVESTMENTS

                            BOND FUND--(Continued)
                               October 31, 1995

 Principal     Interest    Maturity
  Amount         Rate        Date       Value
----------    ----------  ----------  ----------
          Corporate Obligations--Continued
UTILITIES--CONTINUED
  Union Electric Co.
$1,000,000       6.75%     10/15/99  $ 1,008,770
  Wisconsin Electric Power Co.
 1,000,000       5.88      10/01/97      998,910
                                     -----------
                                     $ 3,061,290
                                     -----------
            Total Corporate
              Obligations
              (cost $19,956,799)...  $21,520,055
                                     -----------
                 Foreign Bonds--1.1%
  Hydro Quebec Note
$1,073,290       7.96%     12/17/01  $ 1,073,290
                                     -----------
            Total Foreign Bonds
              (cost $971,660)......  $ 1,073,290
                                     -----------
Mortgage-Backed Pass-Through Obligations--26.4%
  Federal Home Loan Mortgage Corp.
$3,337,696       8.50%     02/01/19  $ 3,487,726
 3,702,519       8.50      03/01/21    3,866,615
  Federal National Mortgage Assn.
 2,732,620       9.00      11/01/21    2,883,051
  Government National Mortgage Assn.
 5,036,795       8.00      02/15/22    5,183,164
 5,589,441       7.00      09/15/23    5,550,985
 4,989,753       7.50      08/20/25    5,027,126
                                     -----------
            Total Mortgage-Backed
              Pass-Through
              Obligations
              (cost $24,573,554)...  $25,998,667
                                     -----------
    U.S. Government Agency Obligations--2.0%
  Federal Home Loan Bank
$1,000,000       6.32%     02/01/00  $ 1,013,090
  Federal Home Loan Mortgage Corp.
 1,000,000       6.20      04/15/03      996,870
                                     -----------
            Total U.S. Government
              Agency Obligations
              (cost $1,863,696)....  $ 2,009,960
                                     -----------
            U.S. Treasury Obligations--19.5%
  United States Treasury Bonds
$4,000,000       7.25%     05/15/16  $ 4,378,760
 4,000,000       7.50      11/15/16    4,499,360
  United States Treasury Notes
 5,000,000       5.75      08/15/03    4,932,050
 5,000,000       7.25      08/15/04    5,414,050
                                     -----------
            Total U.S. Treasury
              Obligations
              (cost $18,337,578)...  $19,224,220
                                     -----------
           Repurchase Agreements--1.6%
 State Street Bank & Trust Company,
   dated 10/31/95, repurchase price
   $1,578,241 (U.S. Treasury Note:
   $1,612,723, 7.13%, 02/29/00)
$1,578,000       5.50%     11/01/95  $ 1,578,000
                                     -----------
            Total Repurchase
              Agreements
              (cost $1,578,000)....  $ 1,578,000
                                     -----------
            Total Investments (cost
              $93,364,171/(a)/)....  $99,292,282
                                     ===========
------------------------------------------------
Federal Income Tax Information:
  Gross unrealized gain for
   investments in which value
   exceeds cost....................  $ 5,940,309
  Gross unrealized loss for
   investments  in which cost
   exceeds value...................      (12,198)
                                     -----------
  Net unrealized gain..............  $ 5,928,111
------------------------------------------------
/(a)/The cost stated also represents aggregate
     cost for income tax purposes.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

  The accompanying notes are an integral part of these financial statements.

                              THE COMMERCE FUNDS

                           STATEMENT OF INVESTMENTS

                                 BALANCED FUND
                               October 31, 1995

Shares                 Description                                    Value
------                 -----------                                 ------------
                   Common Stocks--53.2%
AEROSPACE/DEFENSE--0.9%
 6,200  Lockheed Martin Corp.                                      $    422,375
                                                                   ------------
AUTOMOBILES & AUTOMOBILE PARTS--1.2%
 6,000  Echlin, Inc./(a)/                                          $    214,500
 2,600  Genuine Parts Co./(a)/                                          103,025
10,600  Harley Davidson, Inc./(a)/                                      283,550
                                                                   ------------
                                                                   $    601,075
                                                                   ------------
BASIC INDUSTRIES--0.8%
 7,700  Aluminum Company of
          America/(a)/                                             $    392,700
                                                                   ------------
BROADCAST MEDIA--0.5%
 2,100  Capital Cities/ABC, Inc./(a)/                              $    249,113
                                                                   ------------
BUILDING MATERIALS & CONSTRUCTION--1.5%
18,700  Clayton Homes, Inc.                                        $    490,875
 5,800  Sherwin Williams Co./(a)/                                       218,225
                                                                   ------------
                                                                   $    709,100
                                                                   ------------
BUSINESS SERVICES--3.3%
 5,400  Automatic Data Processing, Inc.                            $    386,100
11,100  Equifax, Inc.                                                   432,900
 6,200  Fiserv, Inc./(b)/                                               159,650
 2,800  Omnicom Group                                                   178,850
12,000  Reynolds & Reynolds Co.                                         427,500
                                                                   ------------
                                                                   $  1,585,000
                                                                   ------------
CHEMICAL PRODUCTS--0.3%
 4,000  Bio-Rad Laboratories, Inc./(b)/                            $    152,000
                                                                   ------------
COMMUNICATIONS--1.1%
 9,300  SBC Communications, Inc.                                   $    519,638
                                                                   ------------
COMPUTER SERVICES/SOFTWARE--4.0%
 2,000  Adobe Systems, Inc.                                        $    114,000
 8,000  Cerner Corp./(b)/                                               212,000
 6,500  Computer Sciences Corp./(a)//(b)/                               434,688
 6,000  Medic Computer Systems, Inc./(b)/                               319,500
 1,200  Microsoft Corp./(b)/                                            120,000
 4,200  Network General Corp./(b)/                                      174,300
 3,200  Parametric Technology Corp./(b)/                                214,400
13,000  Verifone, Inc./(b)/                                             351,000
                                                                   ------------
                                                                   $  1,939,888
                                                                   ------------
ELECTRICAL SERVICES--1.5%
18,000  Union Electric Co.                                         $    702,000
                                                                   ------------
ELECTRONICS & OTHER ELECTRICAL
EQUIPMENT--8.6%
 8,000  Adaptec, Inc./(b)/                                         $    356,000
 6,600  ADC Telecommunications, Inc./(b)/                               264,000
 9,000  Belden, Inc.                                                    217,125
 7,000  DSC Communications Corp./(b)/                                   259,000
 4,100  Emerson Electric Co./(a)/                                       292,125
12,200  General Electric Co.                                            771,650
 4,000  Harman International Industries, Inc.                           184,500
 8,000  Intel Corp.                                                     559,000
 2,000  KLA Instruments Corp./(a)//(b)/                                  85,500
 7,200  Linear Technology Corp.                                         315,000
11,000  Oak Industries, Inc.                                            229,625
12,800  Pioneer Standard Electronics, Inc.                              177,600
 8,000  Symbol Technologies, Inc./(b)/                                  279,000
 2,700  Texas Instruments, Inc.                                         184,275
                                                                    -----------
                                                                    $ 4,174,400
                                                                    -----------
FINANCIAL SERVICES--5.7%
12,000  Fair Isaac & Co., Inc.                                          324,000
 5,500  Federal National Mortgage Assn.                                 576,813
 7,300  Franklin Resources, Inc.                                        370,475
13,400  Green Tree Financial Corp.                                      356,775
15,000  Norwest Corp.                                                   442,500
 7,500  SunAmerica, Inc.                                                466,875
 8,900  Synovus Financial Corp.                                         223,613
                                                                    -----------
                                                                    $ 2,761,051
                                                                    -----------
FOOD & BEVERAGES--1.7%
3,000  Coca Cola Co.                                                $   215,625
6,100  CPC International, Inc.                                          404,887
4,000  Pepsico, Inc.                                                    211,000
                                                                    -----------
                                                                    $   831,512
                                                                    -----------
HEALTH & MEDICAL SERVICES--5.8%
 9,000  Abbott Laboratories                                         $   357,750
 8,100  Amgen, Inc./(b)/                                                388,800
11,600  Healthcare Compare Corp./(b)/                                   429,200
10,600  Invacare Corp.                                                  267,650

  The accompanying notes are an integral part of these financial statements.

                              THE COMMERCE FUNDS

                           STATEMENT OF INVESTMENTS

                          BALANCED FUND--(Continued)
                               October 31, 1995


  Shares              Description                                      Value
  ------              -----------                                      -----
                Common Stocks--Continued
HEALTH & MEDICAL SERVICES--CONTINUED
  6,600  Johnson & Johnson                                         $    537,900
  8,200  Nellcor Puritan Bennett, Inc./(b)/                             471,500
  1,900  Pacificare Health Systems, Inc./(b)/                           133,950
  4,600  Stryker Corp.                                                  207,575
                                                                   ------------
                                                                   $  2,794,325
                                                                   ------------
HOTELS & RESTAURANTS--1.0%
 12,100  McDonalds Corp.                                           $    496,100
                                                                   ------------
Household Durables--0.7%
 14,800  Leggett & Platt, Inc.                                     $    355,200
                                                                   ------------
HOUSEHOLD PRODUCTS--1.2%
  3,200  Colgate Palmolive Co.                                     $    221,600
  7,400  Gillette Co.                                                   357,975
                                                                   ------------
                                                                   $    579,575
                                                                   ------------
INDUSTRIAL MACHINERY--0.3%
  6,200  Duriron Co., Inc.                                         $    165,850
                                                                   ------------
INSURANCE SERVICES--0.6%
  6,500  Orion Capital Corp./(a)/                                  $    266,500
                                                                   ------------
MACHINERY--3.9%
 11,000  Dover Corp./(a)/                                          $    434,500
 26,800  Federal Signal Corp.                                           599,650
 14,200  Illinois Tool Works, Inc.                                      825,375
                                                                   ------------
                                                                   $  1,859,525
                                                                   ------------
MANUFACTURING--0.6%
  6,000  Lydall, Inc./(b)/                                         $    136,500
  4,000  Millipore Corp.                                                141,500
                                                                   ------------
                                                                   $    278,000
                                                                   ------------
MISCELLANEOUS - CONSUMER--0.6%
  8,000  Lancaster Colony Corp./(a)/                               $    266,000
                                                                   ------------
OFFICE & BUSINESS EQUIPMENT--1.4%
  4,300  Cabletron Systems, Inc./(b)/                              $    338,087
  4,500  Sun Microsystems, Inc./(b)/                                    351,000
                                                                   ------------
                                                                   $    689,087
                                                                   ------------
OIL & GAS--1.8%
  8,500  Mobil Corp./(a)/                                          $    856,375
                                                                   ------------
PAPER & FOREST PRODUCTS--0.6%
 10,000  Chesapeake Corp./(a)/                                     $    306,250
                                                                   ------------
PRINTING & PUBLISHING--0.3%
  2,800  Banta Corp.                                               $    121,100
                                                                   ------------
RECREATIONAL SERVICES--0.8%
 13,500  Mattel, Inc.                                              $    388,125
                                                                   ------------
RETAIL TRADE--2.0%
  8,000  Dollar General Corp.                                      $    196,000
  5,000  Global Directmail Corp./(b)/                                   136,250
 15,000  Walgreen Co./(a)/                                              427,500
  8,500  Walmart Stores, Inc.                                           183,812
                                                                   ------------
                                                                   $    943,562
                                                                   ------------
TEXTILES--0.2%
  2,800  Cintas Corp.                                              $    117,600
                                                                   ------------
TRANSPORTATION/STORAGE--0.3%
  8,000  Air Express International Corp.                           $    166,000
                                                                   ------------
               Total Common Stocks
                (cost $20,482,124)......                           $ 25,689,026
                                                                   ------------


 Principal                Interest                Maturity
   Amount                   Rate                    Date
-----------              ----------              ----------
                          Asset-Backed Securities--12.7%
CREDIT CARD--6.3%
 American Express Master Trust
   Series 1994-3, Class A
$ 500,000                   7.85%                 08/15/05         $    540,465
 Choice Credit Card Master Trust
   Series 1992, Class 2B
  500,000                   7.20                  04/15/99              513,700
 Discover Card Master Trust Series
   1993-3, Class A
  500,000                   6.20                  11/15/03              490,310
 J.C. Penney Master Credit Card Trust
   Series B, Class A
  500,000                   8.95                  10/15/01              548,510
 MBNA Master Credit Card Trust
   Series 1995-C, Class A
  500,000                   6.45                  02/15/08              500,310

  The accompanying notes are an integral part of these financial statements.

                              THE COMMERCE FUNDS

                           STATEMENT OF INVESTMENTS

                          BALANCED FUND--(Continued)
                               October 31, 1995


Principal      Interest    Maturity
 Amount          Rate        Date        Value
---------     ----------  ----------  -----------
       Asset-Backed Securities--Continued
CREDIT CARD--CONTINUED
  Standard Credit Card Master Trust
   Series 1993-2, Class A
$  500,000       5.95%     10/07/04   $   481,550
                                      -----------
                                      $ 3,074,845
                                      -----------
HOME EQUITY--1.1%
  Advanta Mortgage Loan Trust Series
    1994-4, Class A2
$  500,000       8.92%     01/25/26   $   534,380
                                      -----------
MANUFACTURED HOUSING--5.3%
  Green Tree Financial Corp. Series
    1993-4, Class A4
$  500,000       6.60%     01/15/19   $   497,810
  Green Tree Financial Corp. Series
    1993-4, Class A5
 1,000,000       7.05      01/15/19       990,310
  Green Tree Financial Corp. Series
    1994-2, Class A4
 1,000,000       7.90      05/15/19     1,057,810
                                      -----------
                                      $ 2,545,930
                                      -----------
          Total Asset-Backed
           Securities
           (cost $5,757,393).......   $ 6,155,155
                                      -----------
          Corporate Obligations--10.7%
FINANCIAL--7.5%
  Bankamerica Corp.
$  500,000       6.88%     06/01/03   $   505,580
  Chemical Bank
   500,000       6.70      08/15/08       490,955
  General Electric Capital Corp.
 1,000,000       8.30      09/20/09     1,142,080
  Morgan Stanley Group, Inc.
   500,000       6.75      03/04/03       499,545
  PNC Funding Corp.
   500,000       6.13      09/01/03       474,960
  Smith Barney Holdings, Inc.
   500,000       6.63      06/01/00       503,080
                                      -----------
                                      $ 3,616,200
                                      -----------
INDUSTRIAL--1.0%
  Gannett, Inc.
$  500,000       5.25%     03/01/98   $   492,210
                                      -----------
UTILITIES--2.2%
  AT + T Corp.
$1,000,000       7.13%     01/15/02   $ 1,039,850
                                      -----------
          Total Corporate
           Obligations
           (cost $4,632,981).......   $ 5,148,260
                                      -----------
  Mortgage-Backed Pass-Through Obligations--9.6%
  Government National Mortgage Assn.
$1,259,199       8.00%     02/15/22   $ 1,295,791
 1,836,125       7.00      09/15/23     1,823,492
 1,496,926       7.50      08/20/25     1,508,138
                                      -----------
          Total Mortgage-Backed
           Pass-Through
           Obligations
           (cost $4,353,592).......   $ 4,627,421
                                      -----------
        U.S. Government Agency Obligations--1.6%
  Federal Home Loan Bank
$  750,000       6.63%     08/28/01   $   771,172
                                      -----------
          Total U.S. Government
           Agency Obligations
           (cost $695,325).........   $   771,172
                                      -----------
           U.S. Treasury Obligations--4.4%
  United States Treasury Bonds
$  500,000       7.25%     05/15/16   $   547,345
   500,000       7.50      11/15/16       562,420
  United States Treasury Notes
   500,000       5.75      08/15/03       493,205
   500,000       7.25      08/15/04       541,405
                                      -----------
          Total U.S. Treasury
           Obligations
           (cost $2,117,422).......   $ 2,144,375
                                      -----------

   The accompanying notes are an integral part of these financial statements.

                              THE COMMERCE FUNDS

                           STATEMENT OF INVESTMENTS

                          BALANCED FUND--(Continued)

                               October 31, 1995


Principal      Interest    Maturity
 Amount          Rate        Date        Value
---------     ----------  ----------  -----------
            Repurchase Agreements--7.8%
 State Street Bank & Trust Company,
  dated 10/31/95, repurchase price
  $3,768,576 (U.S.Treasury Note:
  $3,846,133, 7.13%, 02/29/00)
$3,768,000       5.50%     11/01/95    $ 3,768,000
       Total Repurchase
         Agreements
         (cost $3,768,000)..........   $ 3,768,000
                                       -----------
       Total Investments
         (cost $41,806,837/(c)/)....   $48,303,409
                                       ===========
Federal Income Tax Information:
  Gross unrealized gain for
   investments in which value
   exceeds cost.....................   $ 6,787,613
  Gross unrealized loss for
   investments in which cost
   exceeds value....................      (291,041)
                                       -----------
  Net unrealized gain...............   $ 6,496,572
                                       ===========
--------------------------------------------------

/(a)/There are common stock rights attached to these securities.
/(b)/Non-income producing security.
/(c)/The cost stated also represents aggregate cost for income tax purposes.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.


  The accompanying notes are an integral part of these financial statements.

                              THE COMMERCE FUNDS

                           STATEMENT OF INVESTMENTS

                                  GROWTH FUND
                               October 31, 1995



  Shares              Description                                      Value
  ------              -----------                                      -----
                  Common Stocks--92.2%
AEROSPACE/DEFENSE--2.0%
 41,300  Lockheed Martin Corp.                                     $  2,813,563
                                                                   ------------
AUTOMOBILES & AUTOMOBILE PARTS--1.9%
 18,000  Genuine Parts Co./(a)/                                    $    713,250
 75,500  Harley Davidson, Inc./(a)/                                   2,019,625
                                                                   ------------
                                                                   $  2,732,875
                                                                   ------------
BASIC INDUSTRIES--1.9%
 53,800  Aluminum Company of America/(a)/                          $  2,743,800
                                                                   ------------
BROADCAST MEDIA--1.2%
 14,000  Capital Cities/ABC, Inc./(a)/                             $  1,660,750
                                                                   ------------
BUILDING MATERIALS & CONSTRUCTION--3.4%
125,000  Clayton Homes, Inc.                                       $  3,281,250
 40,500  Sherwin Williams Co./(a)/                                    1,523,813
                                                                   ------------
                                                                   $  4,805,063
                                                                   ------------
BUSINESS SERVICES--5.9%
 34,600  Automatic Data Processing, Inc.                           $  2,473,900
 72,800  Equifax, Inc.                                                2,839,200
 87,000  Reynolds & Reynolds Co.                                      3,099,375
                                                                   ------------
                                                                   $  8,412,475
                                                                   ------------
COMMUNICATIONS--2.8%
 70,000  SBC Communications, Inc.                                  $  3,911,250
                                                                   ------------
COMPUTER SERVICES/SOFTWARE--4.3%
 40,800  Cerner Corp./(b)/                                         $  1,081,200
 42,700  Computer Sciences Corp./(a)//(b)/                            2,855,562
  7,500  Microsoft Corp./(b)/                                           750,000
 21,400  Parametric Technology Corp./(b)/                             1,433,800
                                                                   ------------
                                                                   $  6,120,562
                                                                   ------------
ELECTRICAL SERVICES--3.2%
117,600  Union Electric Co.                                        $  4,586,400
                                                                   ------------
ELECTRONICS & OTHER ELECTRICAL EQUIPMENT--13.2%
 55,000  Adaptec, Inc./(b)/                                        $  2,447,500
 47,000  DSC Communications Corp./(b)/                                1,739,000
 29,100  Emerson Electric Co./(a)/                                    2,073,375
 80,000  General Electric Co.                                         5,060,000
 53,500  Intel Corp.                                                  3,738,313
 47,800  Linear Technology Corp.                                      2,091,250
 22,200  Texas Instruments, Inc.                                      1,515,150
                                                                   ------------
                                                                   $ 18,664,588
                                                                   ------------
FINANCIAL SERVICES--9.6%
 34,100  Federal National Mortgage Assn.                           $  3,576,237
 50,000  Franklin Resources, Inc.                                     2,537,500
 91,400  Green Tree Financial Corp.                                   2,433,525
106,000  Norwest Corp.                                                3,127,000
 32,000  SunAmerica, Inc.                                             1,992,000
                                                                   ------------
                                                                   $ 13,666,262
                                                                   ------------
FOOD & BEVERAGES--4.1%
 20,700  Coca Cola Co.                                             $  1,487,812
 44,400  CPC International, Inc.                                      2,947,050
 25,600  Pepsico, Inc.                                                1,350,400
                                                                   ------------
                                                                   $  5,785,262
                                                                   ------------
HEALTH & MEDICAL SERVICES--10.0%
 61,400  Abbott Laboratories                                       $  2,440,650
 58,000  Amgen, Inc./(b)/                                             2,784,000
 70,000  Healthcare Compare Corp./(b)/                                2,590,000
 42,000  Johnson & Johnson                                            3,423,000
 51,500  Nellcor Puritan Bennett, Inc./(b)/                           2,961,250
                                                                   ------------
                                                                   $ 14,198,900
                                                                   ------------
HOTELS & RESTAURANTS--2.4%
 84,000  McDonalds Corp.                                           $  3,444,000
                                                                   ------------
HOUSEHOLD PRODUCTS--1.9%
 21,000  Colgate Palmolive Co.                                     $  1,454,250
 25,600  Gillette Co.                                                 1,238,400
                                                                   ------------
                                                                   $  2,692,650
                                                                   ------------
MACHINERY--8.7%
 74,000  Dover Corp./(a)/                                          $  2,923,000
182,000  Federal Signal Corp.                                         4,072,250
 92,000  Illinois Tool Works, Inc.                                    5,347,500
                                                                   ------------
                                                                   $ 12,342,750
                                                                   ------------


  The accompanying notes are an integral part of these financial statements.

                              THE COMMERCE FUNDS

                           STATEMENT OF INVESTMENTS

                           GROWTH FUND--(Continued)
                               October 31, 1995

  Shares              Description                                      Value
  ------              -----------                                      -----
                Common Stocks--Continued
MISCELLANEOUS - CONSUMER--1.8%
 76,000  Lancaster Colony Corp./(a)/                               $  2,527,000
                                                                   ------------
OFFICE & BUSINESS EQUIPMENT--3.2%
 28,000  Cabletron Systems, Inc./(b)/                              $  2,201,500
 29,500  Sun Microsystems, Inc./(b)/                                  2,301,000
                                                                   ------------
                                                                   $  4,502,500
                                                                   ------------
OIL & GAS--4.1%
 57,000  Mobil Corp./(a)/                                          $  5,742,750
                                                                   ------------
PAPER & FOREST PRODUCTS--1.4%
 66,900  Chesapeake Corp./(a)/                                     $  2,048,812
                                                                   ------------
RECREATIONAL SERVICES--2.2%
 92,050  Mattel, Inc.                                              $  2,646,438
  8,000  Walt Disney, Co.                                               461,000
                                                                   ------------
                                                                   $  3,107,438
                                                                   ------------
RETAIL TRADE--3.0%
109,000  Walgreen Co./(a)/                                         $  3,106,500
 50,000  Walmart Stores, Inc.                                         1,081,250
                                                                   ------------
                                                                   $  4,187,750
                                                                   ------------
            Total Common Stocks
              (cost $100,597,883)..........                        $130,697,400
                                                                   ------------


Principal      Interest    Maturity
 Amount          Rate        Date        Value
---------     ----------  ----------  ----------
            Repurchase Agreements--8.5%
State Street Bank & Trust Company,
 dated 10/31/95, repurchase price
 $12,060,842 (U.S. Treasury Note:
 $12,302,321, 7.13%, 02/29/00)
$12,059,000      5.50%     11/01/95   $ 12,059,000
                                      ------------
            Total Repurchase
             Agreements
             (cost $12,059,000)....   $ 12,059,000
                                      ------------
            Total Investments
             (cost $112,656,883/(c)/) $142,756,400
                                      ============
--------------------------------------------------
Federal Income Tax Information:
 Gross unrealized gain for
  investments in which value
  exceeds cost.....................   $ 30,687,765
 Gross unrealized loss for
  investments in which cost
  exceeds value....................       (588,248)
                                      ------------
 Net unrealized gain...............   $ 30,099,517
                                      ============
--------------------------------------------------

/(a)/There are common stock rights attached to these securities.
/(b)/Non-income producing security.
/(c)/The cost stated also represents aggregate cost for income tax purposes.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.


  The accompanying notes are an integral part of these financial statements.

                              THE COMMERCE FUNDS

                           STATEMENT OF INVESTMENTS

                            AGGRESSIVE GROWTH FUND
                               October 31, 1995


  Shares              Description                                      Value
  ------              -----------                                      -----
                  Common Stocks--93.5%
AEROSPACE/DEFENSE--1.1%
 10,000  Watkins-Johnson Co.                                       $    481,250
                                                                   ------------
AUTOMOBILES & AUTOMOBILE PARTS--2.1%
 24,000  Echlin, Inc./(a)/                                         $    860,175
                                                                   ------------
BUILDING MATERIALS & CONSTRUCTION--1.9%
 30,718  Clayton Homes, Inc.                                       $    806,347
                                                                   ------------
BUSINESS SERVICES--9.4%
 25,000  Devry, Inc./(b)/                                          $    556,250
 17,500  Equifax, Inc.                                                  682,500
 19,100  Fiserv, Inc./(b)/                                              491,825
  9,800  Omnicom Group                                                  625,975
 17,400  Paychex, Inc.                                                  754,725
 23,000  Reynolds & Reynolds Co.                                        819,375
                                                                   ------------
                                                                   $  3,930,650
                                                                   ------------
CHEMICAL PRODUCTS--4.6%
 18,000  Bio-Rad Laboratories, Inc./(b)/                           $    684,000
 13,500  Cabot Corp.                                                    641,250
 20,500  OM Group, Inc.                                                 594,500
                                                                   ------------
                                                                   $  1,919,750
                                                                   ------------
COMPUTER SERVICES/SOFTWARE--13.7%
 14,000  Adobe Systems, Inc.                                       $    798,000
 30,000  American Management Systems, Inc./(b)/                         866,250
 12,800  Autodesk, Inc.                                                 435,200
 16,000  Davidson & Associates, Inc./(b)/                               568,000
 15,000  Medic Computer Systems, Inc./(b)/                              798,750
 18,200  Network General Corp./(b)/                                     755,300
 11,000  Parametric Technology Corp./(b)/                               737,000
 27,000  Verifone, Inc./(b)/                                            730,800
                                                                   ------------
                                                                   $  5,689,300
                                                                   ------------
ELECTRICAL SERVICES--1.3%
 21,000  Scana Corp.                                               $    532,875
                                                                   ------------
ELECTRONICS & OTHER ELECTRICAL EQUIPMENT--18.7%
 15,400  ADC Telecommunications, Inc./(b)/                         $    616,000
 10,000  Arrow Electronics, Inc./(b)/                                   507,500
 27,500  Belden, Inc.                                                   663,437
 28,000  ECI Telecommunications Ltd.                                    532,000
 16,400  Harman International Industries, Inc.                          756,450
 17,800  KLA Instruments Corp./(a)//(b)/                                760,950
 16,000  Linear Technology Corp.                                        700,000
 18,000  Littlefuse, Inc./(b)/                                          585,000
 10,000  Novellus Systems, Inc./(b)/                                    688,750
 44,875  Pioneer Standard Electronics, Inc.                             622,641
 24,000  Symbol Technologies, Inc./(b)/                                 837,000
 21,900  VLSI Technology, Inc./(b)/                                     514,650
                                                                   ------------
                                                                   $  7,784,378
                                                                   ------------
FINANCIAL SERVICES--7.6%
 32,000  A. G. Edwards, Inc.                                       $    816,000
 26,000  Fair Isaac & Co., Inc.                                         702,000
 14,000  SunAmerica, Inc.                                               871,500
 31,200  Synovus Financial Corp.                                        783,900
                                                                   ------------
                                                                   $  3,173,400
                                                                   ------------
HEALTH & MEDICAL SERVICES--12.6%
 10,500  Cardinal Health, Inc.                                     $    539,438
  9,000  Cordis Corp./(b)/                                              994,500
 19,000  Idexx Laboratories, Inc./(b)/                                  774,250
 33,000  Invacare Corp.                                                 833,250
  8,000  MediSense, Inc./(b)/                                           173,000
 15,600  Nellcor Puritan Bennett, Inc./(b)/                             897,000
 12,500  Rotech Medical Corp./(b)/                                      284,375
 16,800  Stryker Corp.                                                  758,100
                                                                   ------------
                                                                   $  5,253,913
                                                                   ------------
HOUSEHOLD DURABLES--1.7%
 30,000  Leggett & Platt, Inc.                                     $    720,000
                                                                   ------------
INDUSTRIAL MACHINERY--3.2%
 24,000  Duriron Co., Inc.                                         $    642,000
 18,500  Idex Corp.                                                     698,375
                                                                   ------------
                                                                   $  1,340,375
                                                                   ------------

  The accompanying notes are an integral part of these financial statements.

                              THE COMMERCE FUNDS

                           STATEMENT OF INVESTMENTS

                      AGGRESSIVE GROWTH FUND--(Continued)
                               October 31, 1995

  Shares              Description                                      Value
  ------              -----------                                      -----
                  Common Stocks--Continued
INSURANCE SERVICES--3.4%
16,875  Orion Capital Corp./(a)/                                   $    691,875
25,000  Protective Life Corp./(a)/                                      712,500
                                                                   ------------
                                                                   $  1,404,375
                                                                   ------------
MANUFACTURING--4.6%
20,200  Danaher Corp.                                              $    626,200
26,000  Lydall, Inc./(b)/                                               591,500
20,000  Millipore Corp.                                                 707,500
                                                                   ------------
                                                                   $  1,925,200
                                                                   ------------
PRINTING & PUBLISHING--2.0%
19,000  Banta Corp.                                                $    821,750
                                                                   ------------
RETAIL TRADE--2.7%
18,656  Dollar General Corp.                                       $    457,078
25,000  Global Directmail Corp./(b)/                                    681,250
                                                                   ------------
                                                                   $  1,138,328
                                                                   ------------
TEXTILES--1.8%
33,000  G & K Services, Inc.                                       $    734,250
                                                                   ------------
TRANSPORTATION/STORAGE--1.1%
21,500  Air Express International Corp.                            $    446,125
                                                                   ------------
            Total Common Stocks
             (cost $32,970,816)........                            $ 38,962,441
                                                                   ============



Principal      Interest     Maturity
 Amount          Rate         Date       Value
---------     ----------  ----------  ----------
           Repurchase Agreements--6.9%
State Street Bank & Trust Company,
  dated 10/31/95, repurchase price
  $2,886,441 (U.S. Treasury Note:
  $2,944,281, 7.13%, 02/29/00)
$2,886,000      5.50%       11/01/95  $ 2,886,000
                                      -----------
          Total Repurchase
           Agreements
           (cost $2,886,000)........  $ 2,886,000
                                      -----------
          Total Investments (cost
           $35,856,816/(c)/)........  $41,848,441
                                      ===========
-------------------------------------------------
Federal Income Tax Information:
 Gross unrealized gain for
   investments in which value
   exceeds cost.....................  $ 6,337,890
 Gross unrealized loss for
   investments in which cost
   exceeds value....................     (346,265)
                                      -----------
 Net unrealized gain................  $ 5,991,625
                                      ===========
--------------------------------------------------------------------------------

/(a)/There are common stock rights attached to these securities.
/(b)/Non-income producing security.
/(c)/The cost stated also represents aggregate cost for income tax purposes.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.


  The accompanying notes are an integral part of these financial statements.

                              THE COMMERCE FUNDS

                           STATEMENT OF INVESTMENTS

                           INTERNATIONAL EQUITY FUND
                               October 31, 1995


  Shares              Description                                      Value
  ------              -----------                                      -----
                  Common Stocks--89.9%
ARGENTINE PESO--0.1%
  1,750  Comercial de Plata (Oil & Gas)                            $      3,535
  4,060  Naviera Perez Compano (Oil & Gas)                               17,903
    820  Telecom Argentina (Utilities)                                    3,157
                                                                   ------------
                                                                   $     24,595
                                                                   ------------
AUSTRALIAN DOLLAR--1.8%
  3,000  Amcor Limited (Paper & Forest Products)                   $     22,486
 13,150  Australian Gas Light Co. (Utilities)                            45,576
  4,233  Broken Hill Proprietary Co. (Mining -
          Metals/Minerals)                                               57,330
  9,000  Burns Philp & Co., Ltd. (Wholesale Trade)                       20,155
  3,500  Coca-Cola Amatil (Beverages/Tobacco)                            27,087
  2,006  Lend Lease Corp. (Building Materials & Construction)            27,902
  4,000  Mayne Nickless, Ltd. (Transportation/Storage)                   18,099
  7,011  News Corp. (Broadcast Media)                                    35,354
  4,000  Publishing & Broadcasting, Ltd. (Broadcast Media)               12,736
  9,000  Tab Corp Holdings, Ltd. (Mining -
            Metals/Minerals)                                             25,023
  3,500  Western Mining Corp. Holdings, Ltd.
            (Mining - Metals/Minerals)                                   22,448
  8,000  Westpac Banking Corp. (Financial Services)                      32,846
  7,000  Woodside Petroleum, Ltd. (Oil & Gas)                            33,539
                                                                   ------------
                                                                   $    380,581
                                                                   ------------
AUSTRIAN SCHILLING--0.1%
    170  Flughafen Wien AG (Transportation/Storage)                $     10,920
    170  Oesterreichische Elektrizitats (Utilities)                      10,387
                                                                   ------------
                                                                   $     21,307
                                                                   ------------
BELGIAN FRANC--1.1%
    120  Fortis AG (Insurance Services)                            $     12,870
    145  Generale Banque (Financial Services)                            46,878
    380  Kredietbank (Financial Services)                                95,291
     64  UCB (Chemical Products)                                         73,005
                                                                   ------------
                                                                   $    228,044
                                                                   ------------
BRITISH POUND STERLING--15.3%
 16,000  Abbey National (Financial Services)                       $    135,441
 10,000  Argos (Retail Trade)                                            80,778
 15,000  Argyll Group (Retail Trade)                                     76,233
 44,000  Asda Group (Retail Trade)                                       71,293
  3,000  BAA (Transportation/Storage)                                    23,332
 10,000  British Gas (Oil & Gas)                                         38,097
  7,000  British Petroleum (Oil & Gas)                                   51,454
 16,000  Cable & Wireless (Utilities)                                   104,458
 13,744  Cadbury Schweppes (Food/Grocery Products)                      113,520
 21,000  Caradon (Building Materials & Construction)                     65,729
 10,000  Clyde Petroleum (Oil & Gas)                                      8,141
  8,000  Coats Viyella (Textiles)                                        23,649
  7,000  Compass Group (Recreational Services)                           47,582
  6,600  East Midlands Electricity (Utilities)                           90,612
  2,000  GKN (Automobiles & Automobile Parts)                            25,514
 10,000  Glaxo Wellcome (Health/Personal Care)                          134,840
 18,000  Grand Metropolitan (Beverages/Tobacco)                         124,628
 15,000  Guinness (Beverages/Tobacco)                                   120,218
  2,000  Heath & Co. (Insurance Services)                                 5,122

  The accompanying notes are an integral part of these financial statements.

                              THE COMMERCE FUNDS

                           STATEMENT OF INVESTMENTS

                    INTERNATIONAL EQUITY FUND--(Continued)
                               October 31, 1995


  Shares              Description                                      Value
  ------              -----------                                      -----
               Common Stocks--Continued
BRITISH POUND STERLING--CONTINUED
  4,000  Heywood Williams Group (Building
             Materials & Construction)                             $     13,184
  8,000  Hillsdown Holdings (Food/Grocery Products)                      21,182
 15,000  Kingfisher (Retail Trade)                                      112,749
 11,000  Ladbroke Group (Recreational Services)                          28,865
 11,000  Laing (John) (Building Materials & Construction)                39,298
  9,000  London Electricity (Utilities)                                 128,327
 26,400  National Westminster Bank (Financial Services)                 263,541
 13,500  Rank Organisation (Recreational Services)                       89,843
 16,000  Reed International (Broadcast Media)                           243,313
  8,000  Rolls-Royce (Aerospace/Defense)                                 19,475
  7,000  RTZ Corp. (Mining - Metals/Minerals)                            96,933
  6,000  Sears Holdings (Retail Trade)                                    9,627
 13,500  Shell Transport & Trading Co. (Oil & Gas)                      157,920
  6,000  Smith (David S.) Holdings (Textiles)                            54,632
 26,000  SmithKline Beecham/S'Kline Beckman
             (Health/Personal Care)                                     266,330
 15,000  T & N (Automobiles & Automobile Parts)                          34,026
 12,000  Tesco (Retail Trade)                                            56,908
 32,500  Tomkins (Diversified Industrial Manufacturing)                 128,181
 13,000  United News & Media (Broadcast Media)                          106,655
                                                                   ------------
                                                                   $  3,211,630
                                                                   ------------
CANADIAN DOLLAR--0.4%
  1,630  Alcan Aluminum, Ltd. (Mining - Metals/Minerals)                 51,858
    740  Macmillan Bloedel, Ltd. (Paper & Forest Products)                9,735
    490  Royal Bank of Canada (Financial Services)                       11,018
                                                                   ------------
                                                                   $     72,611
                                                                   ------------
DANISH KRONE--0.3%
    375  Den Danske Bank AB (Financial Services)                   $     24,845
    170  Teledanmark (Utilities)                                          8,867
    410  Unidanmark (Financial Services)                                 18,834
                                                                   ------------
                                                                   $     52,546
                                                                   ------------
DEUTSCHEMARK--4.3%
     60  Allianz AG Holdings (Insurance Services)                  $    111,040
     10  Allianz AG Holdings - Warrants/(a)/ (Insurance Services)         9,697
     40  Altana (Health/Personal Care)                                   23,260
     20  AVA Allgemeine Handels-Der Vebr AG (Retail Trade)                7,587
    330  Bayer AG (Chemical Products)                                    87,775
     70  Bilfinger & Berger Bauag (Building
            Materials & Construction)                                    25,760
     52  Buderus AG (Industrial Machinery)                               22,313
  1,210  Deutsche Bank AG (Financial Services)                           54,732
    154  Fielmann AG (Health/Personal Care)                               8,479
    250  Gehe AG (Health/Personal Care)                                 122,727
     37  Gehe AG - Rights (Health/Personal Care)                         17,585
     84  Hoechst AG (Chemical Products)                                  22,062

  The accompanying notes are an integral part of these financial statements.

                              THE COMMERCE FUNDS

                           STATEMENT OF INVESTMENTS

                    INTERNATIONAL EQUITY FUND--(Continued)
                               October 31, 1995

  Shares              Description                                      Value
  ------              -----------                                      -----
                Common Stocks--Continued
DEUTSCHEMARK--CONTINUED
   200  Hornback Baumarkt (Retail Trade)                           $     10,088
   282  Mannesmann AG (Industrial Machinery)                             92,818
   263  Praktiker Bau Und Heimwerker Markte/(a)/
             (Retail Trade)                                               8,315
   610  Rhoen-Klinikum AG (Health/Personal Care)                         57,204
   610  Rhoen-Klinikum AG - Stock Rights
             (Health/Personal Care)                                      10,834
 1,060  Schering AG (Chemical Products)                                  73,950
 2,000  Veba AG(a) (Financial Services)                                  82,111
   130  Veba International Finance (Financial Services)                  18,517
   120  Volkswagen AG (Automobiles & Automobile Parts)                   37,809
                                                                   ------------
                                                                   $    904,663
                                                                   ------------
FINNISH MARKKA--0.2%
   800  Nokia (AB) Oy (Electronics & Other Electrical Equipment)   $     45,772
                                                                   ------------
FRENCH FRANC--7.3%
   655  Accor (Recreational Services)                              $     77,822
   670  Assurances Generales de France (Insurance Services)              19,319
   270  Carrefour (Retail Trade)                                        158,574
   118  Castorama Dubois Investissment (Retail Trade)                    19,135
   275  Chargeurs (Diversified Industrial Manufacturing)                 56,574
   208  Credit Local de France (Financial Services)                      16,465
 2,070  Eaux (Cie Generale Des) (Utilities)                             192,392
   450  Ecco Ste (Business Services)                                     69,753
   920  Elf Aquitaine (Energy)                                           62,649
   300  GTM Entrepose (Building Materials & Construction)                19,448
    70  Guilbert SA (Business Services)                                   8,403
    90  L'Oreal (Health/Personal Care)                                   21,993
   715  Lafarge SA (Building Materials & Construction)                   47,388
   600  Lapeyre (Building Materials & Construction)                      30,134
   280  Legrand (Electronics & Other Electrical Equipment)               46,837
   510  LVMH  Moet-Hennessy Louis Vuitton
             (Beverages/Tobacco)                                        101,476
   125  Peugeot (Automobiles & Automobile Parts)                         16,283
   360  Pinault Printemps Redoute (Retail Trade)                         78,035
   500  Poliet (Building Materials & Construction)                       39,263
   275  Primagaz (Cie Des Gaz Petrole) (Oil & Gas)                       21,358
    25  Primagaz - Warrants (Cie Des Gaz Petrole) /(a)/ (Oil & Gas)         199
   150  Rexel (Retail Trade)                                             24,233
   960  Saint Gobain (Chemical Products)                                114,452
   362  Sanofi (Health/Personal Care)                                    23,089
   130  Societe Generale (Financial Services)                            14,887
   110  Sodexho (Food/Grocery Products)                                  28,500
 1,140  Television Francaise (Broadcast Media)                          117,728
 1,090  Total (Oil & Gas)                                                67,360
   890  Valeo (Automobiles & Automobile Parts)                           40,204
                                                                   ------------
                                                                   $  1,533,953
                                                                   ------------
HONG KONG DOLLAR--3.4%
78,295  First Pacific Co. (Financial Services)                     $     90,126
68,000  Guangdong Investments, Ltd. (Real Estate)                        40,017

  The accompanying notes are an integral part of these financial statements.

                              THE COMMERCE FUNDS

                           STATEMENT OF INVESTMENTS

                    INTERNATIONAL EQUITY FUND--(Continued)
                               October 31, 1995


  Shares              Description                                      Value
  ------              -----------                                      -----
                Common Stocks--Continued
HONG KONG DOLLAR--CONTINUED
224,000  Guangzhou Investments (Real Estate)                       $     46,065
 16,000  Guoco Group (Financial Services)                                74,085
 30,000  Hutchison Whampoa (Diversified Holding Companies)              165,294
 80,000  Maanshan Iron & Steel (Mining - Metals/Minerals)                14,589
103,000  Shanghai Petrochemical (Chemical Products)                      29,641
 11,000  Swire Pacific Co. (Diversified Holding Companies)               82,517
 42,000  Wharf Holdings (Diversified Holding Companies)                 141,780
 88,000  Yizheng Chemical Fibre (Chemical Products)                      25,609
                                                                   ------------
                                                                   $    709,723
                                                                   ------------
ITALIAN LIRA--1.8%
  1,466  Arnoldo Mondadori Editore Spa (Broadcast Media)           $     10,853
  3,100  Assicurazioni Generali Spa (Insurance Services)                 72,256
 12,000  Banca Fideuram (Financial Services)                             12,799
  2,000  Danieli & Co. (Building Materials & Construction)                5,521
  2,000  IMI Spa (Financial Services)                                    10,930
  7,000  Instituto National Assicurazioni (Insurance Services)            9,201
  7,000  Italgas (Societa Italiana Il Gas) Spa (Utilities)               18,622
  1,000  RAS (Insurance Services)                                        10,039
  3,000  Rinascente (Retail Trade)                                       17,787
  2,447  Sasib (Building Materials & Construction)                       10,839
  6,000  Sasib (Di Risp Shares) (Building Materials & Construction)      14,870
  2,526  SME (Meridonale di Finanziaria) (Food/Grocery Products)          5,555
 17,000  STET (Utilities)                                                48,157
  9,000  STET (Di Risp Shares) (Utilities)                               19,622
 31,613  Telecom Italia (Utilities)                                      47,999
 10,000  Telecom Italia (Di Risp Shares) (Utilities)                     11,795
 24,000  Telecom Italia Mobile/(a)/ (Utilities)                          40,280
  1,000  Unicem (Union-CEM-March Emil) Spa (Chemical Products)            6,274
                                                                   ------------
                                                                   $    373,399
                                                                   ------------
JAPANESE YEN--21.8%
  1,000  Advantest (Electronics & Other Electrical Equipment)      $     56,726
  4,000  Alps Electric Co. (Electronics & Other
             Electrical Equipment)                                       41,078
  8,000  Amada Co, Ltd. (Industrial Machinery)                           79,808
  8,000  Canon, Inc. (Electronics & Other Electrical Equipment)         136,926
  4,000  Citizen Watch Co. (Electronics & Other
             Electrical Equipment)                                       27,424
  6,000  Dai Nippon Screen Manufacturing (Electronics & Other
             Electrical Equipment)                                       53,636
  2,000  Daifuku Co., Ltd. (Industrial Machinery)                        23,864
  7,000  Daiichi Pharmaceutical Co. (Health/Personal Care)               97,902
  8,000  Daiwa House Industry Co. (Building
             Materials & Construction)                                  119,712
      5  DDI Corp (Computers/Communication)                              40,540
     18  East Japan Railway (Transportation/Storage)                     85,031
  2,000  Fanuc Co.,  Ltd. (Electronics & Other
             Electrical Equipment)                                       86,655

  The accompanying notes are an integral part of these financial statements.

                              THE COMMERCE FUNDS

                           STATEMENT OF INVESTMENTS

                    INTERNATIONAL EQUITY FUND--(Continued)
                               October 31, 1995


  Shares              Description                                      Value
  ------              -----------                                      -----
                Common Stocks--Continued
JAPANESE YEN--CONTINUED
 11,000  Hitachi (Electronics & Other Electrical Equipment)        $    112,964
 12,000  Hitachi Zosen Corp. (Heavy Engineering)                         59,035
  2,000  Honda Motor Co., Ltd. (Automobiles & Automobile Parts)          34,818
  4,000  Inax Corp. (Building Materials & Construction)                  36,070
  4,000  Ishihara Sangyo Kaisha (Chemical Products)                      11,893
  2,000  Ito-Yokado Co. (Retail Trade)                                  109,345
  1,000  Kawada Kogyo (Mining - Metals/Minerals)                          8,313
  3,000  Kokuyo Co., Ltd. (Computers/Communication)                      64,551
  9,000  Komatsu, Ltd. (Industrial Machinery)                            70,419
  3,000  Komori Corp. (Industrial Machinery)                             71,006
  7,000  Kumagai Gumi Co. (Building Materials & Construction)            26,838
  6,000  Kuraray Co. (Chemical Products)                                 59,269
  2,000  Kyocera Corp. (Electronics & Other Electrical Equipment)       163,920
  5,000  Makita Corp. (Industrial Machinery)                             77,754
  6,000  Marui Co., Ltd. (Retail Trade)                                 103,868
  8,000  Matsushita Electric Industrial Co. (Household Durables)        113,453
  5,000  Mitsubishi Corp. (Wholesale Trade)                              55,259
 20,000  Mitsubishi Heavy Industries, Ltd. (Heavy Engineering)          154,335
  6,000  Mitsubishi Paper Mills, Ltd. (Paper & Forest Products)          36,501
 12,000  Mitsui Fudosan Co. (Real Estate)                               137,317
  3,000  Mitsui Petrochemical Industries (Oil & Gas)                     23,796
  2,000  Murata Manufacturing Co. (Electronics & Other
              Electrical Equipment)                                      70,223
  2,000  National House Industrial (Building Materials
              & Construction)                                            34,036
 10,000  NEC Corp. (Electronics & Other Electrical Equipment)           132,036
  2,000  Nippon Hodo (Building Materials & Construction)                 31,102
 41,000  Nippon Steel Corp. (Mining - Metals/Minerals)                  135,938
      6  Nippon Telephone & Telegraph Corp. (Computers/Communication)    49,235
  8,000  Nippondenso Co. (Transportation/Storage)                       146,315
  7,000  Nomura Securities Co., Ltd. (Financial Services)               128,026
  4,000  Pioneer Electronic Corp. (Household Durables)                   61,421
  2,000  Sangetsu Co., Ltd. (Building Materials & Construction)          45,381
  4,000  Sankyo Co. (Health/Personal Care)                               88,024
  1,000  Sega Enterprises (Diversified Industrial Manufacturing)         53,010
  9,000  Sekisui Chemical Co., Ltd. (Building Materials
              & Construction)                                           117,072
  6,000  Sekisui House (Building Materials & Construction)               69,245
  1,000  Seven Eleven Japan Co., Ltd. (Retail Trade)                     66,703
  8,000  Sharp Corp. (Household Durables)                               111,106
  3,000  Shinetsu Chemical Co., Ltd. (Chemical Products)                 61,323

  The accompanying notes are an integral part of these financial statements.

                              THE COMMERCE FUNDS

                           STATEMENT OF INVESTMENTS

                    INTERNATIONAL EQUITY FUND--(Continued)
                               October 31, 1995


  Shares              Description                                      Value
  ------              -----------                                      -----
                 Common Stocks--Continued
JAPANESE YEN--CONTINUED
  2,000  Sony Corp. (Household Durables)                           $     89,980
 12,000  Sumitomo Corp. (Wholesale Trade)                               109,150
 12,000  Sumitomo Electric Industries, Ltd. (Mining -
             Metals/Minerals)                                           138,491
  4,000  Sumitomo Forestry Co., Ltd. (Paper & Forest Products)           56,335
  2,000  TDK Corp. (Household Durables)                                 103,086
 13,000  Teijin (Chemical Products)                                      59,631
  4,000  Tokio Marine & Fire Insurance Co. (Insurance Services)          41,078
  1,000  Tokyo Electron (Electronics & Other Electrical Equipment)       43,425
  3,000  Tokyo Steel Manufacturing (Mining - Metals/Minerals)            55,748
  3,000  Toppan Printing Co. (Broadcast Media)                           39,611
  3,100  Yurtec Corp. (Building Materials & Construction)                56,394
                                                                   ------------
                                                                   $  4,573,151
                                                                   ------------
MALAYSIAN RINGGIT--2.9%
 54,000  Affin Holdings Berhad (Financial Services)                $    102,007
 10,000  Affin Holdings Berhad - Warrants/(a)/
              (Financial Services)                                        6,336
 12,000  Aokam Perdana Berhad (Paper & Forest Products)                  20,118
 19,000  Berjaya Sports Toto Berhad (Business Services)                  39,630
  8,000  Commerce Asset-Holdings Berhad/(a)/ (Financial Services)        21,724
 27,000  MBF Capital Berhad (Financial Services)                         25,502
 43,000  Multi-Purpose Holding (Financial Services)                      57,536
 38,000  Renong Berhad (Diversified Industrial Manufacturing)            58,024
 45,000  Technology Resources Industries (Business Services)            114,227
 26,000  United Engineers Berhad (Industrial Machinery)                 161,669
                                                                   ------------
                                                                   $    606,773
                                                                   ------------
MEXICAN PESO--0.7%
  4,820  Cemex SA (Building Materials & Construction)                  $ 14,910
  8,232  Fomento Economico Mexicano SA (Food/Grocery Products)           17,084
  9,878  Groupo Financiero Banamex-Accivl ("B" Shares)
              (Financial Services)                                       16,945
     81  Groupo Financiero Banamex-Accivl ("L" Shares)
              (Financial Services)                                          133
  3,610  Gruma SA (Diversified Holding Companies)                        10,659
 16,687  Grupo Embotellador de Mexico (Paper & Forest Products)          30,267
 17,860  Grupo Industrial Maseca SA (Household Durables)                 11,150
  1,288  Grupo Modelo SA (Beverages/Tobacco)                              4,908
  4,200  Grupo Sidek SA (Diversified Industrial Manufacturing)            1,996
  1,341  Kimberly Clark de Mexico (Household Durables)                   17,536
  8,160  Tolmex SA (Building Materials & Construction)                   30,692
                                                                   ------------
                                                                   $    156,280
                                                                   ------------
NETHERLANDS GUILDER--9.0%
  1,410  ABN AMRO Holdings NV (Financial Services)                 $     59,223
  1,150  Ahold NV (Retail Trade)                                         43,567
    208  Akzo Nobel NV (Chemical Products)                               23,679


  The accompanying notes are an integral part of these financial statements.

                              THE COMMERCE FUNDS

                           STATEMENT OF INVESTMENTS

                    INTERNATIONAL EQUITY FUND--(Continued)
                               October 31, 1995


  Shares              Description                                      Value
  ------              -----------                                      -----
                Common Stocks--Continued
NETHERLANDS GUILDER--CONTINUED
  2,240  CSM CVA (Food/Grocery Products)                           $     93,375
 29,050  Elsevier NV (Broadcast Media)                                  375,432
    850  Fortis AMEV NV (Insurance Services)                             53,364
    430  Hagemeyer (Wholesale Trade)                                     21,411
  2,020  Internationale Nederlanden Groep (Financial Services)          120,419
  1,456  Koninklijke Ptt Nederland (Utilities)                           51,193
    360  Nutricia Verenigde Bedrijven (Food/Grocery Products)            27,938
  2,557  Polygram (Recreational Services)                               159,559
  2,280  Royal Dutch Petroleum Co. (Oil & Gas)                          282,960
    780  Unilever NV (Food/Grocery Products)                            102,139
  5,316  Wolters Kluwer (Broadcast Media)                               483,610
                                                                   ------------
                                                                   $  1,897,869
                                                                   ------------
NEW ZEALAND DOLLAR--0.8%
  9,000  Air New Zealand, Ltd. (Transportation/Storage)            $     31,012
 10,000  Carter Holt Harvey (Paper & Forest Products)                    23,896
  5,000  Fernz Corp. (Chemical Products)                                 14,786
  7,000  Fletcher Challenge (Paper & Forest Products)                    18,529
 13,709  Fletcher Challenge Forest Division (Paper &
              Forest Products)                                           18,913
 14,000  New Zealand Telecom (Utilities)                                 58,129
                                                                   ------------
                                                                   $    165,265
                                                                   ------------
NORWEGIAN KRONE--1.4%
    660  Bergesen D-Y AS (Transportation/Storage)                  $     13,672
    670  Kvaerner Industrier (Industrial Machinery)                      28,188
  3,500  Norsk Hydro (Energy)                                           139,382
  2,140  Orkla AS (Diversified Industrial Manufacturing)                110,651
    880  Saga Petroleum (Oil & Gas)                                      10,598
                                                                   ------------
                                                                   $    302,491
                                                                   ------------
PORTUGUESE ESCUDO--0.3%
  1,190  Jeronimo Martins SGPS (Food/Grocery Products)             $     63,328
                                                                   ------------
Singapore Dollar--2.4%
 13,000  DBS Land (Real Estate)                                    $     38,457
  3,000  Development Bank of Singapore (Financial Services)              34,395
  5,000  Far East-Levingston Shipbuliding (Heavy Engineering)            21,585
  4,000  Jurong Shipyard (Industrial Machinery)                          26,610
  3,000  Keppel Corp. (Transportation/Storage)                           24,628
 13,000  Neptune Orient Lines (Transportation/Storage)                   14,260
  7,000  Overseas Union Bank (Financial Services)                        43,595
  4,000  Overseas Union Enterprises (Real Estate)                        21,231
  6,000  Sembawang Corp. (Industrial Machinery)                          29,087
  4,000  Singapore Airlines (Transportation/Storage)                     37,084
 12,000  Singapore Land (Real Estate)                                    67,091
  2,200  Singapore Press Holdings (Broadcast Media)                      34,409
 19,000  United Industrial Corp. (Real Estate)                           16,943
  8,800  United Overseas Bank (Financial Services)                       77,226

  The accompanying notes are an integral part of these financial statements.

                              THE COMMERCE FUNDS

                           STATEMENT OF INVESTMENTS

                    INTERNATIONAL EQUITY FUND--(Continued)
                               October 31, 1995

  Shares              Description                                      Value
  ------              -----------                                      -----
                  Common Stocks--Continued
SINGAPORE DOLLAR--CONTINUED
  3,200  United Overseas Bank -  Warrants/(a)/
              (Financial Services)                                 $     12,003
                                                                   ------------
                                                                   $    498,604
                                                                   ------------
SPANISH PESETA--2.2%
  1,080  Banco de Santander SA (Financial Services)                $     47,074
    210  Banco Popular Espanol (Financial Services)                      33,361
  3,190  Centros Comerciales Pryca (Retail Trade)                        67,953
  2,150  Empresa Nacional de Endesa (Utilities)                         106,923
    340  Fomento de Construcciones Y Constra (Utilities)                 24,012
    500  Gas Natural Sdg SA (Utilities)                                  68,576
  5,320  Iberdrola SA (Utilities)                                        40,100
  2,081  Repsol SA (Oil & Gas)                                           62,146
  3,056  Sevillana de Electricidad (Utilities)                           20,181
                                                                   ------------
                                                                   $    470,326
                                                                   ------------
SWEDISH KRONA--2.2%
    470  Asea AB (Electronics & Other Electrical Equipment)        $     47,059
  4,640  Astra AB (Health/Personal Care)                                167,670
  2,620  Atlas Copco AB (Industrial Machinery)                           39,646
  1,590  Electrolux Co. (Household Durables)                             67,990
    670  Esselte (Broadcast Media)                                        9,836
    580  Hennes & Mauritz AB (Retail Trade)                              37,901
    490  Sandvik AB ("A" Shares) (Industrial Machinery)                   9,185
  2,660  Sandvik AB ("B" Shares) (Industrial Machinery)                  50,063
    660  Scribona AB (Broadcast Media)                                    6,509
  2,000  Stora Kopparbergs Bergsl AB (Paper & Forest Products)           24,241
                                                                   ------------
                                                                   $    460,100
                                                                   ------------
SWISS FRANC--4.1%
    181  BBC AG Brown, Boveri & Cie (Electronics & Other
                  Electrical Equipment)                            $    209,968
     60  Ciba Geigy AG (Chemical Products)                               51,951
    410  CS Holdings (Financial Services)                                41,892
    155  Nestle SA (Food/Grocery Products)                              162,468
     23  Roche Holdings AG (Health/Personal Care)                       167,136
    120  Sandoz AG (Health/Personal Care)                                99,040
     58  Schweizerischer Bankgesellsch (Financial Services)              62,838
    170  Schweizerischer Bankverein (Financial Services)                 69,779
                                                                   ------------
                                                                   $    865,072
                                                                   ------------
THAI BAHT--1.0%
  2,400  Advanced Information Services (Computers/Communication)   $     38,148
  3,800  Bangkok Bank (Financial Services)                               39,261
  4,400  Bank of Ayudhya (Financial Services)                            25,353
    600  Land & House Public Co. (Real Estate)                            9,680
    400  Siam Cement Public Co. (Building Materials & Construction)      21,808
  3,200  Siam Commercial Bank Public Co. (Financial Services)            37,385
  3,200  Thai Farmers Bank Public (Financial Services)                   26,449

  The accompanying notes are an integral part of these financial statements.

                              THE COMMERCE FUNDS

                           STATEMENT OF INVESTMENTS

                    INTERNATIONAL EQUITY FUND--(Continued)
                               October 31, 1995


  Shares              Description                                      Value
  ------              -----------                                      -----

                Common Stocks--Continued
THAI BAHT--CONTINUED
  1,100  United Communication Industries (Computers/
              Communication)                                       $     13,900
                                                                   ------------
                                                                   $    211,984
                                                                   ------------
UNITED STATES DOLLAR--5.0%
    123  AFP Providia ADR (Financial Services)                     $      3,014
    163  Baesa (Buenos Aires Embotelladora) ADR
              (Beverages/Tobacco)                                         3,729
    710  Banco de Galicia Buenos Aires SA ADR (Financial Services)       13,579
    430  Banco Frances del Rio de La Plata ADR
             (Financial Services)                                         9,406
  3,200  Brazil Fund, Inc. (Financial Services)                          74,800
    340  Cervecerias Unidas (CCU) ADR (Beverages/Tobacco)                 7,863
    330  Cesp-Cia Energetica de Sao Paolo ADR/(a)/ (Utilities)            3,462
  1,580  Chile Fund, Inc. (Financial Services)                           35,945
    390  Chilectra SA ADR (Utilities)                                    16,272
    499  Chilgener SA ADR (Utilities)                                    11,976
 50,080  Cifra SA de Cv (Retail)                                         53,836
    221  Companhia de Telecomunicaciones Chile ADR (Utilities)           15,912
    770  Companhia Energetica de Minas/(a)/ (Energy)                     16,940
    370  Companhia Energetica de Sao Paolo/(a)/ (Energy)                  3,785
  1,780  Electrobas-Centrais Eletricas Brasileiras (Utilities)           25,262
  1,680  Electrobas-Centrais Eletricas Brasileiras ADR
              ("B" Shares) (Utilities)                                   23,930
    970  Empresa Nacional de Electricidad SA ADR (Utilities)             20,855
    480  Enersis SA ADR (Utilities)                                      12,060
    190  Enron Global Power & Pipelines, LLC. (Energy)                    4,584
 11,110  Five Arrows Chile Investment Trust (Financial Services)         32,219
  1,160  Genesis Chile Fund (Financial Services)                         44,950
  1,360  Grupo Televisa (Broadcast Media)                                23,290
 69,687  Hong Kong Land Holdings (Real Estate)                          125,437
  3,900  Huaneng Power International, Inc. ADR (Energy)                  64,838
    950  Panamerica Beverages ADR (Beverages/Tobacco)                    26,006
     70  Repsol SA ADR (Oil & Gas)                                        2,074
     12  Samsung Electronics Co. (Voting Shares)
              (Electronics & Other Electrical Equipment)                  1,421
    600  Samsung Electronics Co. (Non-Voting Shares)
              (Electronics & Other Electrical Equipment)                 39,150
    130  Sociedad Comercial del Plata ADR (Oil & Gas)                     2,600
    170  Telecom Argentina ADR (Utilities)                                6,524
  3,300  Telecomunicacoes Brasileiras (Utilities)                       132,413
  1,700  Telefonica de Argentina ADR (Utilities)                         35,275
  3,081  Telefonos de Mexico SA ADR (Utilities)                          84,728
  1,000  Total Access Communication (Computers/Communication)             6,050
    400  Transportadora de Gas del Sur ADR (Utilities)                    4,100

  The accompanying notes are an integral part of these financial statements.

                              THE COMMERCE FUNDS

                           STATEMENT OF INVESTMENTS

                    INTERNATIONAL EQUITY FUND--(Continued)
                               October 31, 1995


  Shares              Description                                      Value
  ------              -----------                                      -----
                 Common Stocks--Continued
UNITED STATES DOLLAR--CONTINUED
  4,470  Uniao Sid Minas Gerais-Usiminas
              (Mining - Metals/Minerals)                           $     42,733
  1,460  YPF Sociedad Anonima ADR (Oil & Gas)                            25,003
                                                                   ------------
                                                                   $  1,056,021
                                                                   ------------
                    Total Common Stocks
                      (cost $18,486,249).....................      $ 18,886,088
                                                                   ------------
                      Preferred Stocks--0.5%
AUSTRALIAN DOLLAR--0.1%
 10,000  Sydney Harbour Casino/(a)/ (Recreational Services)        $     12,340
 11,000  TNT, Ltd. (Transportation/Storage)                              16,591
                                                                   ------------
                                                                   $     28,931
                                                                   ------------
AUSTRIAN SCHILLING--0.1%
    200  Creditanstalt Bankverein (Financial Services)             $      9,978
                                                                   ------------
DEUTSCHEMARK--0.3%
     40  Hornbach (Retail Trade)                                   $     40,210
     60  Krones AG (Industrial Machinery)                                21,483
                                                                   ------------
                                                                   $     61,693
                                                                   ------------
                    Total Preferred Stocks
                      (cost $111,734)........................      $    100,602
                                                                   ------------



Principal      Interest       Maturity
 Amount          Rate          Date          Value
---------     ----------    ----------    -----------
            Corporate Obligations--0.0%
BELGIAN FRANC--0.0%
  Kredietbank
$  2,694         5.75%        11/30/03    $     2,694
                                          -----------
            Total Corporate
              Obligations
              (cost $2,557)............   $     2,694
                                          -----------
           Repurchase Agreements--8.6%

 State Street Bank & Trust Company,
   dated 10/31/95, repurchase price
   $1,814,277 (U.S. Treasury Note:
   $1,851,449, 7.13%, 02/29/00)
$1,814,000       5.50%        11/01/95    $ 1,814,000
                                          -----------
            Total Repurchase
             Agreements
             (cost $1,814,000).........   $ 1,814,000
                                          -----------
            Total Investments
             (cost $20,414,540/(b)/)...   $20,803,384
                                          ===========

  The accompanying notes are an integral part of these financial statements.

                              THE COMMERCE FUNDS

                           STATEMENT OF INVESTMENTS

                    INTERNATIONAL EQUITY FUND--(Continued)
                               October 31, 1995

--------------------------------------------------------------------------------
              Common and Preferred Stock Industry Concentrations
--------------------------------------------------------------------------------
Financial Services                                                         11.1%
Utilities                                                                   7.4%
Broadcast Media                                                             7.1%
Electronics & Other Electrical Equipment                                    6.3%
Health/Personal Care                                                        6.2%
Retail Trade                                                                6.0%
Building Materials & Construction                                           4.5%
Oil & Gas                                                                   3.8%
Industrial Machinery                                                        3.8%
Chemical Products                                                           3.4%
Mining - Metals/Minerals                                                    3.1%
Food/Grocery Products                                                       3.0%
Household Durables                                                          2.7%
Real Estate                                                                 2.4%
Transportation/Storage                                                      2.0%
Recreational Services                                                       2.0%
Beverages/Tobacco                                                           2.0%
Diversified Industrial Manufacturing                                        1.9%
Diversified Holding Companies                                               1.9%
Insurance Services                                                          1.6%
Energy                                                                      1.4%
Paper & Forest Products                                                     1.2%
Heavy Engineering                                                           1.1%
Business Services                                                           1.1%
Computers/Communication                                                     1.0%
Wholesale Trade                                                             1.0%
Automobiles & Automobile Parts                                              0.9%
Textiles                                                                    0.4%
Aerospace/Defense                                                           0.1%
--------------------------------------------------------------------------------
Total Common and Preferred Stocks                                          90.4%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Federal Income Tax Information:
 Gross unrealized gain for
  investments in which value
  exceeds cost..................................                   $  1,187,287
 Gross unrealized loss for investments
  in which cost exceeds value...................                       (818,213)
                                                                   ------------
 Net unrealized gain............................                   $    369,074
                                                                   ============
--------------------------------------------------------------------------------

/(a)/Non-income producing security.
/(b)/The aggregate cost for federal income tax purposes is $20,434,310.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.


  The accompanying notes are an integral part of these financial statements.

                              THE COMMERCE FUNDS

                           STATEMENT OF INVESTMENTS

                          NATIONAL TAX-FREE BOND FUND
                               October 31, 1995

Principal      Interest    Maturity
 Amount          Rate        Date        Value
---------     ----------  ----------  ----------
        Municipal Bond Obligations--90.9%
COLORADO--1.9%
  Regional Transportation Special
    Passenger Fare Revenue Bonds
    Series A (Banque Nationale de
    Paris LOC, Mitsui Trust & Banking
    LOC) (A+/A-1/NR)
$200,000       4.05%/(a)/   06/01/99   $  200,000
                                       ----------
FLORIDA--3.8%
  Broward County Multifamily
    Housing Revenue Bonds (Society
    National LOC) (A/A-1/NR)
$200,000       4.00%/(a)/   12/01/10   $  200,000
  Florida State Board of Education
    Capital Outlay GO Bonds
    Series A (AA/Aa)
200,000        5.25         01/01/04      207,370
                                       ----------
                                       $  407,370
                                       ----------
GEORGIA--1.9%
  Georgia State GO Bonds Series D
    (AA+/Aaa)
$200,000       5.40%        11/01/10   $  203,918
                                       ----------
ILLINOIS--4.3%
  Evanston GO Bonds (NR/Aaa)
$250,000       5.30%        12/01/99   $  260,198
  Illinois Health Facilities Authority
    Revenue Bonds (American
    National Bank & Trust LOC)
    (A+/A-1/NR)
200,000        4.00/(a)/    02/15/19      200,000
                                       ----------
                                       $  460,198
                                       ----------
IOWA--7.1%
  Bettendorf GO Bonds Series A
    (AMBAC) (NR/Aaa)
$250,000       4.70%        06/01/03   $  252,690
  Iowa City Sewer Revenue Bonds
    (AMBAC) (AAA/Aaa)
250,000        6.00         07/01/08      258,418
  Polk County GO Bonds (FGIC) (AAA/Aaa)
$250,000       5.50%        12/01/10   $  250,642
                                       ----------
                                       $  761,750
                                       ----------
KENTUCKY--1.9%
  Louisville Water Works Board Water
    System Revenue Bonds (Aa/Aa)
$200,000       5.63%        11/15/06   $  207,810
                                       ----------
MARYLAND--2.4%
  Maryland State GO Bonds (AAA/Aaa)
$250,000       4.80%        04/15/01   $  255,277
                                       ----------
MICHIGAN--1.9%
  Greenville Public Schools GO
    Bonds (MBIA) (AAA/Aaa)
$200,000       5.75%        05/01/07   $  209,750
                                       ----------
MINNESOTA--3.8%
  St. Paul Independent School District
    #625 GO Bonds Series C (AA/Aa)
$400,000       5.20%        02/01/07   $  404,356
                                       ----------
NEBRASKA--6.7%
  Douglas County Juvenile Detention
    Facility GO Bonds (AA+/Aa)
$250,000       4.80%        07/01/02   $  253,828
  Nebraska Public Power District
    Revenue Bonds Series A (A+/A1)
250,000        5.10         01/01/06      251,252
200,000        6.00         01/01/06      212,562
                                       ----------
                                       $  717,642
                                       ----------
NEVADA--1.9%
  Clark County School District GO
    Bonds Series B (FGIC) (AAA/Aaa)
$200,000       5.30%        05/01/04   $  207,330
                                       ----------
NEW MEXICO--1.9%
  Albuquerque Gross Receipts
    Series A Revenue Bonds
    (Canadian Imperial Bank LOC)
    (AA/A-1+/Aa3/VMIG 1)
$200,000       3.95%/(a)/   07/01/22   $  200,000
                                       ----------

  The accompanying notes are an integral part of these financial statements.

                              THE COMMERCE FUNDS

                           STATEMENT OF INVESTMENTS

                   NATIONAL TAX-FREE BOND FUND--(Continued)
                               October 31, 1995


Principal      Interest    Maturity
 Amount          Rate        Date       Value
---------     ----------  ----------  ----------
      Municipal Bond Obligations--Continued
NORTH CAROLINA--1.9%
  Winston-Salem Water & Sewer
   System Revenue Bonds
   (Wachovia Bank SPA)
   (AA+/A-1+/Aa/VMIG1)
$200,000      3.85%/(a)/   06/01/14   $  200,000
                                      ----------
OHIO--3.9%
  Euclid GO Bonds (NR/Aa)
$415,000      4.40%        12/01/01   $  414,328
                                      ----------
SOUTH CAROLINA--2.4%
  South Carolina State Capital
   Improvement GO Bonds Series A
   (AA+/Aaa)
$250,000      5.00%        03/01/05   $  255,782
                                      ----------
TEXAS--17.8%
  Channelview Independent School
   District GO Bonds (PSFG) (NR/Aaa)
$250,000      4.75%        08/15/05   $  245,950
  Collin County GO Bonds (AA-/Aa)
400,000       5.40         02/15/09      400,492
  Houston Independent School
   District GO Bonds (AA+/Aa)
250,000       4.40         07/15/01      248,988
  San Antonio GO Bonds (AA/Aa)
200,000       5.20         08/01/02      207,110
  Tarrant County GO Bonds (AA+/Aa1)
400,000       4.80         07/15/06      393,404
  Texas A&M University Revenue
   Bonds (AA/Aa)
200,000       5.55         05/15/01      211,284
  Texas State GO Bonds Series A
   (AA/Aa)
200,000       5.65         10/01/08      205,272
                                      ----------
                                      $1,912,500
                                      ----------
UTAH--4.9%
  Alpine School District GO Bonds
    (FGIC-TCRS) (AAA/Aaa)
$250,000      5.40%        03/15/05   $  256,200
  Salt Lake City School District
    Revenue Bonds Series A (NR/Aaa)
$250,000      5.80%        03/01/07   $  266,857
                                      ----------
                                      $  523,057
                                      ----------
VIRGINIA--1.9%
  Virginia Beach GO Bonds (AA/Aa)
$200,000      5.20%        07/15/06   $  203,268
                                      ----------
WASHINGTON--14.6%
  King County School District #412
    GO Bonds (MBIA) (AAA/Aaa)
$250,000      5.75%        06/01/08   $  259,683
  Pierce County Sewer Improvements
    Revenue Bonds (A+/A1)
290,000       5.45         02/01/08      292,216
  Seattle Municipal Light & Power
    Revenue Bonds Series A (AA/Aa)
250,000       5.75         08/01/09      257,590
  Snohomish County GO Bonds
    (MBIA) (AAA/Aaa)
250,000       5.75         12/01/10      252,980
  Vancouver Water & Sewer Revenue
    Bonds (FGIC) (AAA/Aaa)
250,000       4.70         06/01/01      252,555
  Washington State GO Bonds Series
    DD-12 & CC-9 (AA/Aa)
250,000       5.38         03/01/08      253,697
                                      ----------
                                      $1,568,721
                                      ----------
WISCONSIN--4.0%
  Milwaukee GO Bonds Series C
    (AA+/Aa1)
$220,000      5.60%        06/15/10   $  223,751
  Wisconsin State GO Bonds Series 3
    (AA/Aa)
200,000       5.25         11/01/02      208,062
                                      ----------
                                      $  431,813
                                      ----------
            Total Municipal Bond
              Obligations
              (cost $9,543,266)....   $9,744,870
                                      ----------


  The accompanying notes are an integral part of these financial statements.

                              THE COMMERCE FUNDS

                           STATEMENT OF INVESTMENTS

                   NATIONAL TAX-FREE BOND FUND--(Continued)
                               October 31, 1995


Principal      Interest    Maturity
 Amount          Rate        Date        Value
---------     ----------  ----------  -----------
           Repurchase Agreements--3.3%
  State Street Bank & Trust Company,
    dated 10/31/95, repurchase price
    $352,054 (U.S. Treasury Note:
    $360,741, 7.13%, 02/29/00)
$352,000         5.50%     11/01/95   $   352,000
                                      -----------
           Total Repurchase
            Agreements
            (cost $352,000).........  $   352,000
                                      -----------
           Total Investments
            (cost $9,895,266/(b)/)..  $10,096,870
                                      ===========
-------------------------------------------------
Federal Income Tax Information:
 Gross unrealized gain for
   investments in which value
   exceeds cost.....................  $   203,361
 Gross unrealized loss
   for investments in which cost
   exceeds value....................       (1,757)
                                      -----------
Net unrealized gain.................  $   201,604
                                      ===========
-------------------------------------------------

/(a)/Variable rate security. Coupon rate disclosed is that which is in effect at
     October 31, 1995.
/(b)/The cost stated also represents aggregate cost for income tax purposes.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

--------------------------------------------------
Investment Abbreviations:
AMBAC  - Insured by American Municipal Bond
         Assurance Corporation
FGIC   - Insured by Financial Guaranty Insurance
         Company
GO     - General Obligation
LOC    - Letter of Credit
MBIA   - Insured by Municipal Bond Investors
         Assurance Corporation
NR     - Not Rated
PSFG   - Permanent School Fund Guaranteed
SPA    - Standby Purchase Agreement
TCRS   - Transferable Custodial Receipts
-------------------------------------------------

  The accompanying notes are an integral part of these financial statements.

                              THE COMMERCE FUNDS

                           STATEMENT OF INVESTMENTS

                          MISSOURI TAX-FREE BOND FUND
                               October 31, 1995


Principal      Interest     Maturity
 Amount          Rate         Date       Value
---------     ----------  ----------  ----------

   Missouri Municipal Bond Obligations--96.0%
  Belton School District #124 GO
   Bonds (NR/A)
$300,000         5.60%     03/01/10   $  302,034
  Benton County School District GO
   Bonds (AA/NR)
 300,000         4.90      03/01/04      301,077
  Cass County School District GO
   Bonds (AA/NR)
 400,000         4.75      03/01/03      398,992
  Clay County School District #40 GO
   Bonds (CGIC) (AAA/Aaa)
150,000          6.00      03/01/14      154,942
  Columbia School District GO
   Bonds (NR/Aa)
200,000          5.50      03/01/11      201,946
  Columbia Water & Electricity
   Revenue Bonds Series A (AA/A1)
300,000          5.40      10/01/02      316,236
  Hazelwood School District GO
   Bonds (NR/Aa)
150,000          5.15      03/01/04      155,014
  Jackson County School District GO
   Bonds (NR/A1)
250,000          5.60      03/01/08      257,850
  Joplin School District GO Bonds
   (FGIC) (AAA/Aaa)
150,000          5.63      03/01/13      150,976
  Kansas City GO Bonds (AA/Aa)
200,000          4.50      06/01/04      196,226
150,000          5.75      10/01/09      154,204
  Lafayette County School District GO
   Bonds (AA/NR)
350,000          5.20      03/01/07      348,785
  Missouri State Economic
   Development Export &
   Infrastructure Board Revenue
   Bonds (A/NR)
200,000          5.38/(a)/ 05/01/03      201,544
  Missouri State Environmental
   Improvement & Energy
   Resources Authority Water
   Pollution Control Revenue Bonds
   Series A (NR/Aa)
$150,000         5.25%     07/01/02   $  156,930
  Missouri State Environmental
   Improvement & Energy
   Resources Authority Water
   Pollution Control Revenue Bonds
   Series C (NR/Aa)
205,000          4.75      01/01/01      209,313
500,000          4.90      01/01/02      512,250
  Missouri State GO Bonds (AAA/Aaa)
205,000          5.70      11/01/02      218,573
  Missouri State GO Bonds Series A
   (AAA/Aaa)
300,000          6.00      04/01/99      316,980
300,000          6.00      04/01/00      320,280
500,000          4.50      08/01/02      500,545
  Missouri State Health & Educational
   Facility Revenue Bonds (Barnes-
   Jewish, Inc.) (AA/Aa)
150,000          6.00      05/15/11      157,761
  Missouri State Health & Educational
   Facility Revenue Bonds
   (prerefunded to 06/01/01) (MBIA)
   (AAA/Aaa)
300,000          6.63      06/01/11      336,597
  Missouri State Health & Educational
   Facility Revenue Bonds Series B
   (Health Midwest) (MBIA)
   (AAA/Aaa)
150,000          6.10      06/01/11      156,404
  Missouri State Office Building
   Special Obligation Revenue
   Bonds (AA/Aa)
150,000          5.50      12/01/98      156,449


  The accompanying notes are an integral part of these financial statements.

                              THE COMMERCE FUNDS

                           STATEMENT OF INVESTMENTS

                   MISSOURI TAX-FREE BOND FUND--(Continued)
                               October 31, 1995




Principal    Interest   Maturity
 Amount        Rate       Date            Value
---------    --------   --------        ----------
  Missouri Municipal Bond Obligations--Continued
  Sikeston Electric Revenue Bonds
    (MBIA)(AAA/Aaa)
$150,000      5.00%     06/01/96        $  151,160
  Springfield GO Bonds (NR/Aa)
 220,000      4.30      03/01/00           219,815
  Springfield Public Utilities COP
    (AMBAC)(AAA/Aaa)
 150,000      5.20      12/15/03           150,407
  Springfield School District GO
    Bonds Series A (MBIA) (AAA/Aaa)
 150,000      5.25      03/01/11           146,289
  St. Charles School District GO
    Bonds Series A (AMBAC) (AAA/Aaa)
 150,000      5.75      03/01/11           152,528
  St. Francois County School District GO
    Bonds (CGIC) (AAA/Aaa)
 280,000      4.80      03/01/04           281,873
  St. Louis County GO Bonds
    Series B (NR/Aa1)
 200,000      5.25      02/01/07           202,022
  St. Louis County School District GO
    Bonds Kirkwood (AA/Aa)
 150,000      5.38      02/15/10           151,200
  St. Louis County School District GO
    Bonds Lindbergh (NR/Aa)
 200,000      5.40      02/15/10           202,310
  St. Louis County School District GO
    Bonds Parkway (NR/Aa)
 300,000      7.00      02/01/00           330,360
  St. Louis School District GO
    Bonds (FGIC) (AAA/Aaa)
 200,000      5.40      04/01/03           209,430
  St. Peters GO Bonds (NR/A1)
 150,000      5.80      01/01/10           154,304
                                        ----------
     Total Missouri Municipal
       Bond Obligations
       (cost $8,410,037)..............  $8,533,606
                                        ----------
          Repurchase Agreements--1.2%
  State Street Bank & Trust Company,
    dated 10/31/95, repurchase price
    $103,016 (Treasury Note:
    $106,100, 7.13%, 02/29/00)
$103,000      5.50%     11/01/95        $  103,000
                                        ----------
     Total Repurchase
       Agreements
       (cost $103,000)................  $  103,000
                                        ----------
     Total Investments
       (cost $8,513,037(b))             $8,636,606
                                        ==========
--------------------------------------------------
Federal Income Tax Information:
  Gross unrealized gain for
   investments in which value exceeds
   cost...............................  $  129,502
  Gross unrealized loss for
   investments in which cost exceeds
   value..............................      (5,933)
                                        ----------
Net unrealized gain...................  $  123,569
                                        ==========
--------------------------------------------------

/(a)/Variable rate security. Coupon rate disclosed is that which is in effect at October 31, 1995.

/(b)/The cost stated also represents aggregate cost for income tax purposes.

     The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.


  The accompanying notes are an integral part of these financial statements.

                              THE COMMERCE FUNDS

                           STATEMENT OF INVESTMENTS

                   MISSOURI TAX-FREE BOND FUND--(Continued)

                               October 31, 1995
=========================================================
Investment Abbreviations:
AMBAC - Insured by American Municipal Bond
        Assurance Corporation
CGIC  - Insured by Capital Guaranty Insurance
        Corporation
COP   - Certificates of Participation
FGIC  - Insured by Financial Guaranty Insurance
        Company
GO    - General Obligation
MBIA  - Insured by Municipal Bond Investors Assurance
        Corporation
NR    - Not Rated
=========================================================

  The accompanying notes are an integral part of these financial statements.

                              THE COMMERCE FUNDS

                     STATEMENTS OF ASSETS AND LIABILITIES
                               October 31, 1995



                                                                                   Short-Term
                                                                                   Government               Bond
                                                                                      Fund                  Fund
                                                                                 ------------           -----------
ASSETS:
 Investments in securities, at value
   (cost $18,904,502, $93,364,171, $41,806,837,
   $112,656,883, $35,856,816, $20,414,540, $9,895,266,
   and $8,513,037, respectively).............................................     $19,437,226           $ 99,292,282
 Cash........................................................................             334                    857
 Receivables:
   Investment securities sold................................................              --                     --
   Interest..................................................................         273,667              1,252,097
   Dividends.................................................................              --                     --
   Fund shares sold..........................................................         801,129                192,962
 Deferred organization expenses, net.........................................          40,962                 43,466
 Other.......................................................................          12,901                 13,896
                                                                                  -----------           ------------
    Total assets.............................................................      20,566,219            100,795,560
                                                                                  -----------           ------------
LIABILITIES:
  Payables:
   Investment securities purchased...........................................              --              1,980,525
   Fund shares redeemed......................................................         305,301                107,874
   Dividends and distributions...............................................          18,804                 31,493
   Advisory fees.............................................................           4,806                 40,763
   Administration fees.......................................................           2,403                 12,229
 Accrued expenses and other liabilities......................................          23,594                118,398
                                                                                  -----------           ------------
    Total liabilities........................................................         354,908              2,291,282
                                                                                  -----------           ------------
NET ASSETS:
 Paid-in capital.............................................................      19,432,565             91,184,423
 Accumulated undistributed net investment income.............................              --                     --
 Accumulated net realized gain (loss) on investment transactions.............         246,022              1,391,744
 Accumulated net realized gain on foreign currency related transactions......              --                     --
 Net unrealized gain on investments..........................................         532,724              5,928,111
 Net unrealized loss on translation of assets and
   liabilities denominated in foreign currencies.............................              --                     --
                                                                                  -----------           ------------
    Net assets...............................................................     $20,211,311           $ 98,504,278
                                                                                  ===========           ============
   Net asset value and redemption price per share (net assets/shares
    outstanding).............................................................     $     18.83           $      19.61
                                                                                  ===========           ============
   Maximum public offering price per share (NAV per share X 1.0363)..........     $     19.51           $      20.32
                                                                                  ===========           ============
 SHARES OUTSTANDING:
   Total shares outstanding, no par value (unlimited number of shares
     authorized).............................................................       1,073,509              5,024,288
                                                                                  ===========           ============

  The accompanying notes are an integral part of these financial statements.




                                         Aggressive          International           National           Missouri
 Balanced              Growth             Growth                Equity               Tax-Free           Tax-Free
  Fund                  Fund               Fund                  Fund                Bond Fund          Bond Fund
-----------         ------------        -----------          -----------           -----------         -----------
$48,303,409         $142,756,400        $41,848,441          $20,803,384           $10,096,870          $8,636,606
        261                  338                 64                  611                   676                  80

         --                   --            934,538                   --                    --                 --
    223,400                1,842                441                  278               146,974             106,388
     15,059               95,659              6,738               34,805                    --                  --
    149,595              446,646            150,463              291,236               482,000             142,608
     41,866               44,391             40,716               40,441                46,065              45,965
     14,104               19,544             12,701               73,162                13,009              13,003
-----------         ------------        -----------          -----------           -----------          ----------
 48,747,694          143,364,820         42,994,102           21,243,917            10,785,594           8,944,650
-----------         ------------        -----------          -----------           -----------          ----------
    237,839            1,167,087          1,124,800              129,499                    --                  --
     94,454              229,915            142,547               33,331                    --                  --
         --                   --                 --                   --                31,544              26,512
     30,280               89,297             25,814               15,502                 4,219               2,168
      6,056               17,859              5,163                2,584                 1,266               1,083
     50,373              125,526             31,092               49,229                27,246              25,749
-----------         ------------        -----------          -----------           -----------          ----------
    419,002            1,629,684          1,329,416              230,145                64,275              55,512
-----------         ------------        -----------          -----------           -----------          ----------

 40,275,787          104,984,884         34,408,088           20,493,670            10,514,161           8,770,716
     94,794               23,409                 --               64,814                    --                  --
  1,461,539            6,627,326          1,264,973               48,937                 5,554              (5,147)
         --                   --                 --               17,130                    --                  --
  6,496,572           30,099,517          5,991,625              735,689               201,604             123,569
         --                   --                 --             (346,468)                   --                  --
-----------         ------------        -----------          -----------           -----------          ----------
 48,328,692          141,735,136         41,664,686           21,013,772            10,721,319           8,889,138
===========         ============        ===========          ===========           ===========          ==========
$     22.10         $      24.68        $     25.30          $     18.64           $     18.54          $    18.40
===========         ============        ===========          ===========           ===========          ==========
$     22.90         $      25.58        $     26.22          $     19.32           $     19.21          $    19.07
===========         ============        ===========          ===========           ===========          ==========
  2,186,454            5,742,595          1,647,083            1,127,182               578,220             483,038
===========         ============        ===========          ===========           ===========         ===========

                              THE COMMERCE FUNDS

                           STATEMENTS OF OPERATIONS

                   For the Period Ended October 31,1995/(a)/


                                                                                   Short-Term
                                                                                   Government               Bond
                                                                                      Fund                  Fund
                                                                                  ------------           -----------
INVESTMENT INCOME:
   Interest.............................................................            $1,107,676           $ 5,805,924
   Dividends/(b)/.......................................................                   --                     --
                                                                                    ----------           -----------
     Total income.......................................................             1,107,676             5,805,924
                                                                                    ----------           -----------
 EXPENSES:
   Advisory fees........................................................                78,485               386,076
   Administration fees..................................................                23,546               115,823
   Transfer agent fees..................................................                16,900                20,900
   Custodian fees.......................................................                24,500                26,600
   Professional fees....................................................                 9,700                45,400
   Trustee fees.........................................................                 1,100                 5,300
   Registration fees....................................................                 9,800                37,400
   Amortization of deferred organization expenses.......................                 8,900                 9,400
   Other................................................................                 5,800                32,900
                                                                                    ----------           -----------
     Total expenses.....................................................               178,731               679,799
   Less -- Investment advisory fees waived and expense reimbursements...               (71,991)                 (305)
                                                                                    ----------           -----------
     Net expenses.......................................................               106,740               679,494
                                                                                    ----------           -----------
     Net investment income (loss).......................................             1,000,936             5,126,430
                                                                                    ----------           -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN
  CURRENCY TRANSACTIONS:
    Net realized gain (loss) on investment transactions.................               246,022             1,391,744
    Net realized loss on foreign currency related transactions..........                    --                    --
    Net change in unrealized gain on investments........................               532,724             5,928,111
    Net change in unrealized loss on translation of
      assets and liabilities denominated in foreign currencies..........                    --                    --
                                                                                    ----------           -----------
        Net realized and unrealized gain on investments and foreign
          currency transactions.........................................               778,746             7,319,855
                                                                                    ----------           -----------
        Net increase in net assets resulting from operations............            $1,779,682           $12,446,285
                                                                                    ----------           -----------

 /(a)/ The Short-Term Government, Bond, Balanced, Growth, Aggressive Growth and
       International Equity Funds commenced operations on December 12, 1994; the National Tax-Free Bond Fund and the Missouri Tax-Free Bond Fund commenced operations on February 21, 1995.

 /(b)/ For the Aggressive Growth and International Equity Funds, amount is net of $145 and $29,647 in foreign withholding taxes, respectively.



  The accompanying notes are an integral part of these financial statements.

                                        Aggressive           International          National         Missouri
 Balanced              Growth             Growth                Equity              Tax-Free         Tax-Free
   Fund                 Fund               Fund                  Fund               Bond Fund        Bond Fund
----------          -----------         ----------           -------------          ---------        ---------
$1,348,091          $   437,788         $   80,099           $      98,700          $ 242,328        $ 196,710
   247,295            1,598,013            148,009                 196,344                 --               --
----------          -----------         ----------           -------------          ---------        ---------
 1,595,386            2,035,801            228,108                 295,044            242,328          196,710
----------          -----------         ----------           -------------          ---------        ---------
   361,935              799,203            166,159                 154,287             24,040           19,423
    54,291              159,840             33,231                  15,429              7,212            5,826
    14,500               23,300             18,200                  16,400             11,400           12,200
    31,900               29,400             31,500                 146,000             20,600           19,900
    19,500               58,400              9,700                   4,900              8,100            6,500
     2,300                6,800              1,100                     600                900              800
    19,900               54,200             17,600                  10,200              7,200            6,500
     9,000                9,600              8,900                   8,800              7,400            7,500
    10,700               36,900              6,200                   3,800              4,300            3,800
----------          -----------         ----------           -------------          ---------        ---------
   524,026            1,177,643            292,590                 360,416             91,152           82,449
  (115,039)                  --                 --                (174,246)           (50,284)         (57,200)
----------          -----------         ----------           -------------          ---------        ---------
   408,987            1,177,643            292,590                 186,170             40,868           25,249
----------          -----------         ----------           -------------          ---------        ---------
 1,186,399              858,158            (64,482)                108,874            201,460          171,461
----------          -----------         ----------           -------------          ---------        ---------
 1,461,539            6,627,326          1,264,973                  48,937              5,554           (5,147)
        --                   --                 --                 (19,098)                --               --
 6,496,572           30,099,517          5,991,625                 735,689            201,604          123,569
        --                   --                 --                (346,468)                --               --
----------          -----------         ----------           -------------          ---------        ---------
 7,958,111           36,726,843          7,256,598                 419,060            207,158          118,422
----------          -----------         ----------           -------------          ---------        ---------
$9,144,510          $37,585,001         $7,192,116           $     527,934          $ 408,618        $ 289,883
==========          ===========         ==========           =============          =========        =========

                              THE COMMERCE FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS

                   For the Period Ended October 31, 1995/(a)/

                                                                                  Short-Term
                                                                                  Government                Bond
                                                                                     Fund                   Fund
                                                                                 ------------           ------------
INCREASE IN NET ASSETS:
  FROM OPERATIONS:
   Net investment income (loss)..............................................    $  1,000,936           $  5,126,430
   Net realized gain (loss) on investment transactions.......................         246,022              1,391,744
   Net realized loss on foreign currency related transactions................              --                     --
   Net change in unrealized gain on investments..............................         532,724              5,928,111
   Net change in unrealized loss on translation of assets and liabilities
     denominated in foreign currencies.......................................              --                     --
                                                                                 ------------           ------------
       Net increase in net assets resulting from operations..................       1,779,682             12,446,285
                                                                                 ------------           ------------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income................................................      (1,000,936)            (5,126,430)
                                                                                 ------------           ------------
       Total distributions to shareholders...................................      (1,000,936)            (5,126,430)
                                                                                 ------------           ------------
 FROM SHARE TRANSACTIONS:
   Net proceeds from sale of shares..........................................      29,493,841            109,057,120
   Reinvestment of dividends and distributions...............................         916,748              4,978,504
   Cost of shares redeemed...................................................     (10,978,024)           (22,851,201)
                                                                                 ------------           ------------
       Net increase in net assets resulting from share transactions..........      19,432,565             91,184,423
                                                                                 ------------           ------------
       Total increase........................................................      20,211,311             98,504,278
NET ASSETS:
   Beginning of period.......................................................              --                     --
                                                                                 ------------           ------------
   End of period.............................................................    $ 20,211,311           $ 98,504,278
                                                                                 ============           ============
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME..............................              --                     --
                                                                                 ============           ============
 SUMMARY OF SHARE TRANSACTIONS:
   Sold......................................................................       1,615,040              5,978,187
   Issued on reinvestment of dividends and distributions.....................          49,473                263,196
   Redeemed..................................................................        (591,004)            (1,217,095)
                                                                                 ------------           ------------
   Increase in shares outstanding............................................       1,073,509              5,024,288
                                                                                 ============           ============

-----------
 /(a)/ The Short-Term Government, Bond, Balanced, Growth, Aggressive Growth, and
       International Equity Funds commenced operations on December 12, 1994; the National Tax-Free Bond and the Missouri Tax-Free Bond Funds commenced operations on February 21, 1995.

   The accompaying notes are an integral part of these financial statements.

                                        Aggressive           International          National            Missouri
  Balanced             Growth             Growth                 Equity             Tax-Free            Tax-Free
    Fund                Fund               Fund                   Fund              Bond Fund           Bond Fund
------------        ------------        -----------          -------------         -----------         -----------
$  1,186,399        $    858,158        $   (64,482)         $     108,874         $   201,460         $   171,461
   1,461,539           6,627,326          1,264,973                 48,937               5,554              (5,147)
          --                  --                 --                (19,098)                 --                  --
   6,496,572          30,099,517          5,991,625                735,689             201,604             123,569
          --                  --                 --               (346,468)                 --                  --
------------        ------------        -----------          -------------         -----------         -----------
   9,144,510          37,585,001          7,192,116                527,934             408,618             289,883
------------        ------------        -----------          -------------         -----------         -----------

  (1,091,605)           (834,749)                --                 (7,832)           (201,460)           (171,461)
------------        ------------        -----------          -------------         -----------         -----------
  (1,091,605)           (834,749)                --                 (7,832)           (201,460)           (171,461)
------------        ------------        -----------          -------------         -----------         -----------
  51,759,622         134,640,655         38,077,462             23,593,942          11,045,591           9,349,674
   1,089,482             821,867                 --                  7,832               8,485              17,030
 (12,573,317)        (30,477,638)        (3,604,892)            (3,108,104)           (539,915)           (595,988)
------------        ------------        -----------          -------------         -----------         -----------
  40,275,787         104,984,884         34,472,570             20,493,670          10,514,161           8,770,716
------------        ------------        -----------          -------------         -----------         -----------
  48,328,692         141,735,136         41,664,686             21,013,772          10,721,319           8,889,138
          --                  --                 --                     --                  --                  --
------------        ------------        -----------          -------------         -----------         -----------
$ 48,328,692        $141,735,136        $41,664,686          $  21,013,772         $10,721,319         $ 8,889,138
------------        ------------        -----------          -------------         -----------         -----------
$     94,794        $     23,409                 --          $      64,814                  --                  --
============        ============        ===========          =============         ===========         ===========
   2,769,352           7,111,443          1,805,561              1,301,494             607,436             514,879
      53,465              37,669                 --                    435                 463                 933
    (636,363)         (1,406,517)          (158,478)              (174,747)            (29,679)            (32,774)
------------        ------------        -----------          -------------         -----------         -----------
   2,186,454           5,742,595          1,647,083              1,127,182             578,220             483,038
============        ============        ===========          =============         ===========         ===========

                              THE COMMERCE FUNDS

                             FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIOD ENDED OCTOBER 31, 1995/(a)/

                                          Income from                    Distributions to
                                     investment operations                 shareholders
                                  ---------------------------     ------------------------------
                                                     Net
                                                   realized                                                     Net
                                                     and                                             Net       asset
                     Net asset                    unrealized                                       increase    value,
                      value,          Net          gain on         From net         From net        in net      end
                     beginning     investment      invest-        investment     realized gain      asset        of        Total
                     of period       Income       ments/(b)/        income       on investments     value      period   return/(c)/
                   -------------  ------------   ------------     -----------   ----------------   --------   --------  ------------
                                                     SHORT-TERM GOVERNMENT FUND
------------------------------------------------------------------------------------------------------------------------------------
Period ended: 10/31/95  $18.00      $1.06          $0.83             ($1.06)           --            $0.83      $18.83    10.72%
                                                             BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------
Perid ended:  10/31/95   18.00       1.12           1.61              (1.12)           --             1.61       19.61    15.59
                                                           BALANCED FUND
-----------------------------------------------------------------------------------------------------------------------------------
Period ended: 10/31/95   18.00       0.59           4.06              (0.55)           --             4.10       22.10    26.14


                                                                                                Ratios assuming
                                                                                                  no waiver of
                                                                                                fees or expense
                                                                                                 reimbursements
                                                                                         ------------------------------
                                                 Ratio                                                         Ratio
                                    Ratio        of net                                      Ratio            of net
                                   of net      investment                     Net             of            investment
                                  expenses       income                    assets at       expenses          income to
                                 to average    to average   Portfolio         end         to average          average
                                     net          net        turnover      of period          net               net
                                 assets/(d)/  assets/(d)/      rate        (in 000's)     assets/(d)/       assets/(d)/
                                 -----------  ------------  ----------    ------------   -------------     -------------
                                                    SHORT-TERM GOVERNMENT FUND
------------------------------------------------------------------------------------------------------------------------
Period ended: 10/31/95              0.68%        6.38%         158%         $20,211         1.14%             5.92%
                                                             BOND FUND
------------------------------------------------------------------------------------------------------------------------
Period ended: 10/31/95              0.88         6.64           58           98,504         0.88              6.64
                                                           BALANCED FUND
------------------------------------------------------------------------------------------------------------------------
Period ended: 10/31/95              1.13         3.28           59           48,329         1.45              2.96

---------------

/(a)/ For the period from commencement of operations (December 12, 1994) to October 31, 1995.

/(b)/  Includes the balancing effect of calculating per share amounts.

/(c)/ Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.

/(d)/  Annualized.


  The accompanying notes are an intergral part of these financial statements.

                              THE COMMERCE FUNDS

SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIOD ENDED OCTOBER 31, 1995/(a)/

                                                Income from                          Distributions to
                                            investment operations                      shareholders
                                  --------------------------------------------  ----------------------------
                                                                     Net
                                                                 realized and
                                                     Net          unrealized
                                                   realized        loss on                                                    Net
                                                     and           foreign                                          Net      asset
                     Net asset        Net         unrealized       currency                                      increase    value,
                      value,       investment      gain on         related       From net         From net        in net      end
                     beginning       Income        invest-          trans-      investment      realized gain      asset       of
                     of period       (loss)       ments/(b)/     actions/(b)/     income       on investments      value     period
                   -------------  ------------   ------------   --------------  -----------    ---------------    -------   --------
                                                            GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------
Period ended: 10/31/95   $18.00      $ 0.15          $6.68              --         ($0.15)            --            $6.68    $24.68
                                                      AGGRESSIVE GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------
Period ended: 10/31/95    18.00       (0.04)          7.34              --             --             --             7.30     25.30
                                                     INTERNATIONAL EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------
Period ended: 10/31/95    18.00        0.12           0.95           (0.40)         (0.03)            --             0.64     18.64

                                                                                                           Ratios assuming
                                                                                                            no waiver of
                                                                                                           fees or expense
                                                                                                           reimbursements
                                                                                                   -------------------------------
                                                           Ratio                                                         Ratio
                                                           of net                                                       of net
                                              Ratio      investment                                    Ratio          investment
                                             of net        income                       Net             of              income
                                            expenses       (loss)                    assets at       expenses          (loss) to
                                           to average    to average   Portfolio         end         to average          average
                                 Total         net          net        turnover      of period          net               net
                              return/(c)/  assets/(d)/  assets/(d)/      rate        (in 000's)     assets/(d)/       assets/(d)/
                              ------------ -----------  ------------  ----------    ------------   -------------     -------------
                                                            GROWTH FUND
----------------------------------------------------------------------------------------------------------------------------------
Period ended: 10/31/95          38.06%        1.11%       0.81%            33%         $141,735         1.11%              0.81%
                                                       AGGRESIVE GROWTH FUND
----------------------------------------------------------------------------------------------------------------------------------
Period ended: 10/31/95          40.56         1.32       (0.29)            59            41,665         1.32              (0.29)
                                                     INTERNATIONAL EQUITY FUND
----------------------------------------------------------------------------------------------------------------------------------
Period ended: 10/31/95           3.73         1.81        1.06             25            21,014         3.50              (0.63)

--------------
/(a)/ For the period from commencement of operations (December 12, 1995) to October 31, 1995.

/(b)/ Includes the balancing effect of calculating per share amounts.

/(c)/ Assumes investment of the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if a sales charge were taken into account.

/(d)/ Annualized.

  The accompanying notes are an integral part of these financial statements.

                              THE COMMERCE FUNDS

                             FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING FOR THE PERIOD ENDED OCTOBER 31, 1995/(a)/

                                          Income from                    Distributions to
                                     investment operations                 shareholders
                                  ---------------------------     ------------------------------
                                                     Net
                                                   realized                                                     Net
                                                     and                                             Net       asset
                     Net asset                    unrealized                                       increase    value,
                      value,          Net          gain on         From net         From net        in net      end
                     beginning     investment      invest-        investment     realized gain      asset        of        Total
                     of period       Income       ments/(b)/       income(e)     on investments     value      period   return/(c)/
                   -------------  ------------   ------------     -----------   ----------------   --------   --------  ------------
                                                    NATIONAL TAX-FREE BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
Period ended: 10/31/95 $18.00        $0.54          $0.54            ($0.54)            --           $0.54     $18.54       6.06%
                                                    MISSOURI TAX-FREE BOND FUND
------------------------------------------------------------------------------------------------------------------------------------

Period ended: 10/31/95  18.00         0.57           0.40             (0.57)            --            0.40      18.40       5.45

                                                                                                 Ratios assuming
                                                                                                   no waiver of
                                                                                                 fees or expense
                                                                                                  reimbursements
                                                                                           ----------------------------
                                                 Ratio                                                         Ratio
                                    Ratio        of net                                      Ratio            of net
                                   of net      investment                     Net             of            investment
                                  expenses       income                    assets at       expenses          income to
                                 to average    to average   Portfolio         end         to average          average
                                     net          net        turnover      of period          net               net
                                 assets/(d)/  assets/(d)/      rate        (in 000's)     assets/(d)/       assets/(d)/
                                 -----------  ------------  ----------    ------------   -------------     -------------
                                                    NATIONAL TAX-FREE BOND FUND
------------------------------------------------------------------------------------------------------------------------
Period ended: 10/31/95               0.85%         4.19%        19%          $10,721          1.90%            3.14%
                                                    MISSOURI TAX-FREE BOND FUND
------------------------------------------------------------------------------------------------------------------------
Period ended: 10/31/95               0.65          4.41         52             8,889          2.12             2.94

------------
/(a)/ For the period from commencement of operations (February 21, 1995) to
      October 31, 1995.
/(b)/ Includes the balancing effect of calculating per share amounts.
/(c)/ Assumes investment at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if a sales charge were taken into account.
/(d)/ Annualized.
/(e)/ Includes taxable dividends of $0.05 and $0.06 for the National Tax-Free
      Bond Fund and the Missouri Tax-Free Bond Fund, respectively.



  The accompanying notes are an integral part of these financial statements.

                              THE COMMERCE FUNDS

                               October 31, 1995



 1. ORGANIZATION

     The Commerce Funds (the "Trust") is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Trust consists of eight portfolios (individually, a "Fund" and collectively, the "Funds"): Short-Term Government Fund, Bond Fund, Balanced Fund, Growth Fund, Aggressive Growth Fund, International Equity Fund, National Tax-Free Bond Fund and Missouri Tax-Free Bond Fund. Each Fund is classified as a diversified management investment company under the 1940 Act, other than the Missouri Tax-Free Bond Fund, which is classified as non-diversified under the 1940 Act. The National Tax-Free Bond Fund and the Missouri Tax-Free Bond Fund commenced investment operations on February 21, 1995. All other Funds commenced investment operations on December 12, 1994.

 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds which are in conformity with those generally accepted in the investment company industry.

   A. Investment Valuation

     Investments in securities traded on a U.S. exchange or the NASDAQ system are valued at their last sale or closing price on the principal exchange on which they are traded or NASDAQ, on the valuation day; if no sale occurs, securities traded on a U.S. exchange or NASDAQ are valued at the mean between the closing bid and asked prices. The value of a Fund's portfolio securities that are traded on stock exchanges outside the U.S. are based upon the price on the exchange as of the close of business of the exchange immediately preceding the time of valuation, except when an occurrence subsequent to the time a value was so established is likely to have changed such value; then the fair value of those securities will be determined through consideration of other factors by or under the direction of the Board of Trustees. Unlisted equity and debt securities for which market quotations are available are valued at the mean between the most recent bid and asked prices. Fixed-income securities are valued at prices supplied by an independent pricing service, which reflect broker/dealer-supplied valuations and matrix pricing systems. Short-term debt obligations maturing in sixty days or less are valued at amortized cost. Restricted securities, and other securities for which quotations are not available, are valued at fair value using methods approved by the Board of Trustees.

   B. Securities Transactions and Investment Income

     Securities transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

   C. Premiums and Discounts on Debt Securities Owned

     The National Tax-Free Bond and the Missouri Tax-Free Bond Funds amortize premiums on debt securities on the effective yield basis, and do not accrete market discounts on debt securities. The Growth, Aggressive Growth and International Equity Funds accrete market discounts and amortize premiums on a yield to maturity basis. The Short-Term Government, Bond and Balanced Funds do not accrete market discounts or amortize premiums on long-term debt securities. The Short-Term Government, Bond and Balanced Funds invest in mortgage-backed securities. Certain mortgage security paydown gains and losses are taxable as ordinary income. Such paydown gains and losses increase or decrease taxable ordinary income available for distributions and are included in interest income in the accompanying Statements of Operations. For all Funds, original issue discount on debt securities is amortized to interest income over the life of the security with a corresponding increase in the cost basis of that security.

                              THE COMMERCE FUNDS

 2. SIGNIFICANT ACCOUNTING POLICIES--(Continued)

   D. Foreign Currency Translations

     The books and records of the Funds are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based on current exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

     Net realized gain (loss) on foreign currency transactions will represent:
 (i) foreign exchange gains and losses from the sale of foreign currencies and investments; (ii) foreign exchange gains and losses between trade date and settlement date on investment securities transactions and foreign exchange contracts; and (iii) foreign exchange gains and losses from the difference between amounts of dividends and interest recorded and the amounts actually received. Net unrealized gain (loss) on translation of assets denomiated in foreign currencies arises from changes in the value of assets and liabilities, including investments in securities, resulting from changes in the exchange rate.

   E. Forward Foreign Currency Exchange Contracts

     The International Equity Fund is authorized to enter into forward foreign currency exchange contracts for the purchase of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions as a means to manage its foreign exchange rate risk. The aggregate principal amounts of the contracts for which delivery is anticipated are reflected in the Fund's accounts, while the aggregate principal amounts are reflected in the accompanying Statements of Assets and Liabilities if the Fund intends to settle the contract prior to delivery. All commitments are "marked-to-market" daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time the forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering these contracts as a result of the potential inability of counterparties to meet the terms of their contracts and unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

   F. Federal Taxes

     Each Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable and tax-exempt income to its shareholders. Accordingly, no federal income tax provisions are required. The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with income tax rules.

     As of the Trust's most recent tax year-end, the following Fund had approximately the following amount of capital loss carry forward for U.S. federal income tax purposes:

                 Fund                                 Amount                        Year of Expiration
     --------------------------------    --------------------------------    --------------------------------
     Missouri Tax-Free Bond Fund.....                 $5,000                               2003

     This amount is available to be carried forward to offset future capital gains of the Fund to the extent permitted by applicable laws or regulations.

                              THE COMMERCE FUNDS

 2. SIGNIFICANT ACCOUNTING POLICIES--Continued)

   G. Deferred Organization Expenses

     Organization-related costs are being amortized on a straight-line basis over a period of five years beginning with the commencement of each of the Fund's operations. If any or all of the shares held by Goldman, Sachs & Co. representing initial capital of the Funds are redeemed during the amortization period, the redemption proceeds will be reduced by the pro rata portion of the unamortized organizational cost balance.

   H. Expenses
     Expenses incurred by the Funds which do not specifically relate to an individual Fund are allocated to the Funds based on each Fund's relative average net assets for the period.

   I. Repurchase Agreements

     During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the value of the repurchase agreement. The underlying collateral for all repurchase agreements is held in safekeeping in the customer-only account of State Street Bank & Trust Company, the Funds' custodian, or at sub-custodians. The market value of the underlying collateral is monitored by daily pricing.

     In connection with transactions in repurchase agreements, if the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Trust may be delayed or limited.

   J. Dividends and Distributions to Shareholders

     Dividends from net investment income are declared daily and paid monthly by the Short-Term Government, Bond, National Tax-Free Bond and Missouri Tax-Free Bond Funds; declared and paid quarterly by the Balanced and Growth Funds; and declared and paid annually by the Aggressive Growth and International Equity Funds. Each Fund's net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

 3. AGREEMENTS

     The Funds have entered into an Advisory Agreement with Commerce Bank, N.A. (St. Louis) and Commerce Bank, N.A. (Kansas City) (the "Advisor"). Pursuant to the terms of the Advisory Agreement, the Advisor is responsible for managing the investments and making investment decisions for each of the Funds. For these services and for assuming related expenses, the Advisor is entitled to a fee, computed daily and payable monthly, at the following annual rate of the corresponding Fund's average daily net assets:

 Short-Term Government Fund.............................................  .50%
 Bond Fund..............................................................  .50%
 Balanced Fund.......................................................... 1.00%
 Growth Fund............................................................  .75%
 Aggressive Growth Fund.................................................  .75%
 International Equity Fund.............................................. 1.50%
 National Tax-Free Bond Fund............................................  .50%
 Missouri Tax-Free Bond Fund............................................  .50%

                              THE COMMERCE FUNDS

 3. AGREEMENTS--(Continued)

     As authorized by the Advisory Agreement, the Advisor has entered into a Sub-Advisory Agreement with Rowe-Price Fleming International, Inc. (the "Sub-Advisor") whereby the Sub-Advisor manages the investment assets of the International Equity Fund. As compensation for services rendered under the Sub-Advisory Agreement, the Sub-Advisor is entitled to a fee from the Advisor at the following annual rate:


        Average Daily Net Assets                           Annual Rate
        ------------------------                           -----------
        First $20 million.................................    .75%
        Next $30 million..................................    .60%
        Over $50 million..................................    .50%

     For the period ended October 31, 1995, the Advisor has voluntarily agreed to waive a portion of its advisory fee for certain portfolios. The resulting advisory fees are .30% for the Short-Term Government Fund, .75% for the Balanced Fund, .90% for the International Equity Fund and .30% for the Missouri Tax-Free Bond Fund. The effect of these waivers by the Advisor for the period ended October 31, 1995 was to reduce advisory fees by $31,394, $90,484, $61,711 and $7,769 for the Short-Term Government, Balanced, International Equity and Missouri Tax-Free Bond Funds, respectively.

     In addition, for the period ended October 31, 1995, the Advisor has voluntarily agreed to reimburse expenses (excluding interest, taxes, and extraordinary expenses) to the extent that such expenses exceed, on an annualized basis, .68%, .88%, 1.13%, 1.13%, .85% and .65% of average net assets for the Short-Term Government, Bond, Balanced, Growth, National Tax-Free Bond and Missouri Tax-Free Bond Funds, respectively. For the International Equity Fund, the Advisor has reimbursed the Fund's expenses at varying amounts. The effect of these reimbursements by the Advisor for the period ended October 31, 1995 was to reduce expenses by $40,597, $305, $24,555, $112,535, $50,284 and
 $49,431 for the Short-Term Government, Bond, Balanced, International Equity, National Tax-Free Bond and Missouri Tax-Free Bond Funds, respectively. The amount reimbursable to the International Equity Fund at October 31, 1995 was approximately $24,800 and is reflected in "Other Assets" in the accompanying Statements of Assets and Liabilities. Included in "Accrued expenses and other liabilities" in the accompanying Statements of Assets and Liabilities of the Short-Term Government, Bond, Balanced, Growth, National Tax-Free Bond and Missouri Tax-Free Bond Funds are approximately $2,300, $34,400, $11,300, $16,000, $9,600 and $9,600, respectively, related to excess reimbursements payable to the Advisor.

     Goldman Sachs Asset Management ("GSAM"), a separate operating division of Goldman, Sachs & Co., serves as the Trust's administrator, pursuant to an Administration Agreement. Under the Administration Agreement, GSAM administers the Trust's business affairs. As compensation for the services rendered under the Administration Agreement and its assumption of related expenses, GSAM is entitled to a fee, computed daily and payable monthly, at an annual rate of .15% of the average daily net assets of each Fund.

     Goldman, Sachs & Co. serves as Distributor of shares of the Funds pursuant to a Distribution Agreement and may receive a portion of the sales load imposed on the sale of shares of the Funds. Goldman Sachs has advised the Trust that it has retained approximately $19,000 for the period ended October 31, 1995.

     Pursuant to a Shareholder Administrative Services Plan adopted by its Board of Trustees, the Funds may enter into agreements with service organizations such as banks and financial institutions, which may include the Advisor and its affiliates ("Service Organizations"), under which they will render shareholder administration support services. For these services, the Service Organizations are entitled to receive fees from a Fund at an annual rate of up to .25% of the average daily net asset value of Fund shares beneficially owned by clients of such Service Organizations. There were no Service Organization agreements in effect as of October 31, 1995.

                              THE COMMERCE FUNDS

 4. INVESTMENT TRANSACTIONS

     Purchases and proceeds of sales or maturities of long-term securities for the Short-Term Government, Bond, Balanced, Growth, Aggressive Growth and International Equity Funds for the period December 12, 1994 to October 31, 1995, and for the National Tax-Free Bond and Missouri Tax-Free Bond Funds for the period February 21, 1995 to October 31, 1995, were as follows:


                       Short-Term Government Fund /(a)/
 Purchases (excluding U.S. Government securities)............... $          --
 Sales (excluding U.S. Government securities)...................            --
 Purchases of U.S. Government securities........................    41,707,127
 Sales of U.S. Government securities............................    25,557,647

                                Bond Fund/(a)/

 Purchases (excluding U.S. Government securities)............... $  64,833,053
 Sales (excluding U.S. Government securities)...................    20,274,215
 Purchases of U.S. Government securities........................    73,444,502
 Sales of U.S. Government securities............................    27,806,862

                              Balanced Fund/(a)/

 Purchases (excluding U.S. Government securities)............... $  43,297,564
 Sales (excluding U.S. Government securities)...................    15,258,815
 Purchases of U.S. Government securities........................    15,289,172
 Sales of U.S. Government securities............................     6,813,340

                               Growth Fund/(a)/

 Purchases (excluding U.S. Government securities)............... $ 130,587,339
 Sales (excluding U.S. Government securities)...................    36,616,782
 Purchases of U.S. Government securities........................            --
 Sales of U.S. Government securities............................            --

                          Aggressive Growth Fund/(a)/

 Purchases (excluding U.S. Government securities)............... $  45,447,866
 Sales (excluding U.S. Government securities)...................    13,742,023
 Purchases of U.S. Government securities........................            --
 Sales of U.S. Government securities............................            --

                           International Equity Fund

 Purchases (excluding U.S. Government securities)............... $  20,975,827
 Sales (excluding U.S. Government securities)...................     2,441,354
 Purchases of U.S. Government securities........................            --
 Sales of U.S. Government securities............................            --

                          National Tax-Free Bond Fund

 Purchases (excluding U.S. Government securities)............... $  10,654,108
 Sales (excluding U.S. Government securities)...................     1,114,889
 Purchases of U.S. Government securities........................            --
 Sales of U.S. Government securities............................            --

                          Missouri Tax-Free Bond Fund

 Purchases (excluding U.S. Government securities)............... $  10,993,370
 Sales (excluding U.S. Government securities)...................     2,570,550
 Purchases of U.S. Government securities........................            --
 Sales of U.S. Government securities............................            --


-------
/(a)/ Purchases include the market value of securities on commencement date transferred from existing collective funds managed by the Advisor.

                              THE COMMERCE FUNDS

 5. CONCENTRATION OF CREDIT RISK

     The Missouri Tax-Free Bond Fund invests substantially all of its assets in debt obligations of issuers located in the state of Missouri. The issuers' abilities to meet their obligations may be affected by Missouri economic or political developments.

 6. CERTAIN RECLASSIFICATIONS

     In accordance with Statement of Position 93-2, the Aggressive Growth Fund has reclassified $64,482 of accumulated net investment loss to paid-in capital and the International Equity Fund has reclassified $36,228 of accumulated net realized loss on foreign currency related transactions to accumulated undistributed net investment income. These reclassifications have no impact on the net asset value of the Funds and are designed to present the Funds' capital accounts on a tax basis.


 -------------------------------------------------------------------------------
 The Commerce Funds

 During the period ended October 31, 1995, 90.04% and 89.69% of the distributions paid by the National Tax-Free Bond Fund and the Missouri Tax-Free Bond Fund respectively, were exempt-interest dividends and as such, are not subject to U.S. federal income tax. The remaining distributions were taxable ordinary income dividends.

 During the period ended October 31, 1995, 22.65%, 100.00% and 51.20% of the dividends paid from net investment income by the Balanced Fund, Growth Fund and International Equity Fund respectively, qualify for the dividends received deduction available to corporations.
 -------------------------------------------------------------------------------

                                            The Commerce Funds
                                            ------------------

                                            Trustees
                                            J. Eric Helsing, Chairman
                                            Randall D. Barron
                                            David L. Bodde
                                            John J. Holland
                                            P.V. Miller

                                            Officers
                                            P.V. Miller
                                            President
                                            Scott M. Gilman
                                            Vice President
                                            Paul Klug
                                            Vice President
                                            Nancy L. Mucker
                                            Vice President
                                            Pauline Taylor
                                            Vice President
                                            Randall D. Barron
                                            Treasurer
                                            W. Bruce McConnel, III
                                            Secretary
                                            Michael J. Richman
                                            Assistant Secretary
                                            Howard B. Surloff
                                            Assistant Secretary



     This Annual Report is authorized for distribution to prospective investors only when preceded or accompanied by The Commerce Funds Prospectus which contains facts concerning The Commerce Funds' objectives and policies, management, expenses and other information. Shares of the Funds are not deposits or obligations of, or guaranteed, endorsed or otherwise supported by, Commerce Bank, N.A. (St. Louis), Commerce Bank, N.A. (Kansas City), their parent or affiliates, and the shares are not Federally insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. An investment in the Funds involves investment risks, including possible loss of principal.

THE COMMERCE FUNDS
922 Walnut Street
Kansas City, Missouri   64106

INVESTMENT ADVISORS
Commerce Bank N.A.
922 Walnut Street
Kansas City, Missouri   64106

Commerce Bank N.A.
8000 Forsyth Boulevard
St. Louis, Missouri   63105

INVESTMENT SUB-ADVISOR
Rowe-Price Fleming International, Inc.
25 Copthall Avenue
London, England   EC2R 7DR

DISTRIBUTOR
Goldman, Sachs & Co.
85 Broad Street
New York, New York   10004

ADMINISTRATOR
Goldman Sachs Asset Management
One New York Plaza
New York, New York   10004

CUSTODIAN
State Street Bank & Trust Company
225 Franklin Street
Boston, Massachusetts   02110

TRANSFER AGENT
National Financial Data Services, Inc.
1004 Baltimore Street
Kansas City, Missouri   64105

INDEPENDENT ACCOUNTANTS
KPMG Peat Marwick LLP
1000 Walnut Street
Kansas City, Missouri   64106

LEGAL COUNSEL
Drinker Biddle & Reath
1345 Chestnut Street
Philadelphia, Pennsylvania   19107

COM-ANN95



                   [LOGO OF COMMERCE FUNDS(TM) APPEARS HERE]


                        The Short-Term Government Fund
                                 The Bond Fund
                               The Balanced Fund
                                The Growth Fund
                          The Aggressive Growth Fund
                         The International Equity Fund
                        The National Tax-Free Bond Fund
                        The Missouri Tax-Free Bond Fund


                                 Annual Report
                               October 31, 1995